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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $727,984)
Angola (Rep of), 8.750%, 04/14/2032		200,000	$181,562	0.24
Angola (Rep of), 9.375%, 05/08/2048		274,000	222,368	0.29
Angola (Rep of), 9.125%, 11/26/2049		408,000	322,957	0.43
			726,887	0.96
Argentina (Cost $1,147,213)
Argentina (Rep of), 1.000%, 07/09/2029		180,717	146,169	0.19
Argentina (Rep of), 29.500%, 05/30/2030	ARS	414,037,000	306,047	0.40
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		817,444	628,251	0.83
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		467,973	307,271	0.41
Argentina (Rep of), 5.000%, 01/09/2038		272,108	189,811	0.25
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		246,468	149,606	0.20
			1,727,155	2.28
Armenia (Cost $195,182)
Armenia (Rep of), 6.750%, 03/12/2035[3]		200,000	195,750	0.26
			195,750	0.26
Azerbaijan (Cost $406,770)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	399,311	0.53
			399,311	0.53
Bahrain (Cost $547,551)
Bahrain (Rep of), 5.625%, 09/30/2031		260,000	250,671	0.33
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	329,000	0.43
			579,671	0.76
Benin (Cost $195,906)
Benin (Rep of), 8.375%, 01/23/2041[3]		200,000	196,700	0.26
			196,700	0.26
Brazil (Cost $3,443,085)
Brazil (Rep of), 6.000%, 04/07/2026		250,000	251,875	0.33
Brazil (Rep of), 4.625%, 01/13/2028		240,000	239,520	0.32
Brazil (Rep of), 5.000%, 01/27/2045		277,000	208,581	0.27
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	17,503,000	1,777,156	2.34
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		273,663	221,667	0.29
OI S.A., 8.500%, (93% PIK), 12/31/2028[3,5]		3,465,123	232,163	0.31
			2,930,962	3.86
Bulgaria (Cost $23,113)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	23,385	0.03
			23,385	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Chile (Cost $1,548,143)
Chile (Rep of), 4.950%, 01/05/2036		410,637	$402,013	0.53
Chile (Rep of), 3.100%, 05/07/2041		360,000	265,860	0.35
Chile (Rep of), 3.100%, 01/22/2061		354,000	213,087	0.28
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	221,616	0.29
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	229,814	0.31
			1,332,390	1.76
China (Cost $27,552,192)
Central China Real Estate Ltd., 7.650%, 08/27/2023[6,7]		1,900,000	64,600	0.09
Central China Real Estate Ltd., 7.900%, 11/07/2023[6,7]		1,910,000	64,940	0.09
Central China Real Estate Ltd., 7.250%, 08/13/2024[6,7]		3,666,000	119,145	0.16
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		1,667,000	54,177	0.07
China (Rep of), 2.270%, 05/25/2034	CNY	6,060,000	878,506	1.16
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6,7]		1,800,000	83,250	0.11
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6,7]		1,180,000	54,575	0.07
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6,7]		1,330,000	61,512	0.08
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		727,000	33,624	0.04
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		4,515,000	118,519	0.16
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		5,635,000	147,919	0.19
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,189,000	31,211	0.04
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		2,175,000	57,094	0.08
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		3,500,000	148,750	0.20
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		2,500,000	106,250	0.14
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		150,000	9,750	0.01
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	264,175	0.35
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3,5,6]		242,011	32,066	0.04
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3,5,6]		242,599	32,144	0.04
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3,5,6]		243,156	32,218	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3,5,6]		390,696	51,767	0.07
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3,5,6]		175,771	23,290	0.03
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5,6]		378,646	50,171	0.07
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3,5,6]		340,689	45,141	0.06
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5,6]		1,105,495	146,478	0.19
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[6,7]		1,595,000	111,650	0.15
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6,7]		3,962,000	277,340	0.37
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[6]		1,330,000	93,100	0.12
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		320,000	22,400	0.03
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,110,000	2,775	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		1,532,000	3,830	—
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		400,000	1,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6,7]		3,158,000	7,895	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[6,7]		387,000	968	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6,7]		3,591,000	8,978	0.01
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[6,7]		4,406,000	12,337	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[6,7]		8,407,000	$21,018	0.03
Zhenro Properties Group Ltd., 17.254%, 08/31/2025[6]		1,360,000	3,808	—
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[6]		2,065,000	5,782	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[6]		5,713,000	15,996	0.02
			3,300,149	4.35
Colombia (Cost $2,208,558)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	285,262	0.38
Colombia (Rep of), 5.625%, 02/26/2044		250,000	189,850	0.25
Colombia (Rep of), 5.000%, 06/15/2045		344,000	239,314	0.31
Colombian TES, 7.750%, 09/18/2030	COP	449,400,000	93,959	0.12
Colombian TES, 7.000%, 03/26/2031	COP	2,867,800,000	561,169	0.74
Colombian TES, 13.250%, 02/09/2033	COP	1,251,100,000	317,843	0.42
Colombian TES, 6.250%, 07/09/2036	COP	373,400,000	58,892	0.08
Colombian TES, 11.500%, 07/25/2046	COP	1,652,400,000	369,232	0.49
			2,115,521	2.79
Costa Rica (Cost $395,103)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	207,030	0.27
Costa Rica (Rep of), 7.300%, 11/13/2054		200,000	207,465	0.28
			414,495	0.55
Czech Republic (Cost $2,989,859)
Czech (Rep of), 5.000%, 09/30/2030	CZK	6,890,000	334,570	0.44
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	171,870	0.23
Czech (Rep of), 4.900%, 04/14/2034	CZK	1,710,000	82,675	0.11
Czech (Rep of), 1.950%, 07/30/2037	CZK	6,300,000	222,735	0.29
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	669,526	—	—
			811,850	1.07
Dominican Republic (Cost $1,517,765)
Dominican (Rep of), 6.000%, 07/19/2028		198,000	201,564	0.27
Dominican (Rep of), 4.875%, 09/23/2032		490,000	452,803	0.60
Dominican (Rep of), 5.300%, 01/21/2041		294,000	255,192	0.34
Dominican (Rep of), 6.500%, 02/15/2048		222,000	213,397	0.28
Dominican (Rep of), 6.400%, 06/05/2049		156,000	148,337	0.19
Dominican (Rep of), 5.875%, 01/30/2060		300,000	252,900	0.33
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	3,350,000	55,516	0.07
			1,579,709	2.08
Ecuador (Cost $219,484)
Ecuador (Rep of), 6.900%, 07/31/2035		275,000	204,600	0.27
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		197,684	123,120	0.16
			327,720	0.43

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $1,292,201)
Egypt (Rep of), 23.440%, 07/01/2028	EGP	9,291,000	$189,955	0.25
Egypt (Rep of), 7.625%, 05/29/2032		239,000	224,586	0.30
Egypt (Rep of), 8.500%, 01/31/2047		399,000	325,654	0.43
Egypt (Rep of), 7.903%, 02/21/2048		350,000	271,250	0.36
Egypt (Rep of), 8.700%, 03/01/2049		279,000	229,913	0.30
Egypt (Rep of), 8.875%, 05/29/2050		200,000	167,190	0.22
			1,408,548	1.86
El Salvador (Cost $125,138)
El Salvador (Rep of), 7.650%, 06/15/2035		27,000	25,853	0.04
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	122,632	0.16
			148,485	0.20
Ghana (Cost $758,198)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		32,688	31,380	0.04
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		279,351	264,685	0.35
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		90,736	75,311	0.10
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2]		6,000	4,812	—
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		507,369	406,942	0.54
			783,130	1.03
Guatemala (Cost $299,121)
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	229,509	0.30
			229,509	0.30
Hungary (Cost $1,442,153)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	268,336	0.36
Hungary (Rep of), 5.375%, 09/26/2030[3]		250,000	252,700	0.33
Hungary (Rep of), 2.125%, 09/22/2031		322,000	268,849	0.36
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	130,794	0.17
Hungary (Rep of), 3.125%, 09/21/2051		394,000	236,648	0.31
MFB Magyar Fejlesztesi Bank Zrt, 6.500%, 06/29/2028		200,000	207,126	0.27
			1,364,453	1.80
India (Cost $2,381,827)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	280,976	0.37
India (Rep of), 7.180%, 08/14/2033	INR	32,860,000	392,271	0.52
India (Rep of), 7.540%, 05/23/2036	INR	38,740,000	474,265	0.62
India (Rep of), 7.180%, 07/24/2037	INR	64,860,000	773,085	1.02
India (Rep of), 7.360%, 09/12/2052	INR	4,480,000	52,955	0.07
India (Rep of), 7.300%, 06/19/2053	INR	33,410,000	392,444	0.52
			2,365,996	3.12
Indonesia (Cost $4,181,229)
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	99,966	0.13

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,633,000,000	$301,844	0.40
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,011,000,000	189,320	0.25
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	69,445	0.09
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	151,542	0.20
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	2,536,000,000	172,116	0.23
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	259,525	0.34
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	1,350,000,000	91,764	0.12
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	111,200	0.15
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	207,570	0.27
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	37,070	0.05
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	3,649,000,000	227,899	0.30
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	122,363	0.16
Indonesia (Rep of), 7.125%, 08/15/2045	IDR	2,300,000,000	142,827	0.19
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	222,798	0.29
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	261,349	0.35
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	327,766	0.43
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	262,827	0.35
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	200,110	0.26
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	197,650	0.26
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	284,660	0.38
			3,941,611	5.20
Ivory Coast (Cost $1,128,635)
Ivory Coast (Rep of), 6.375%, 03/03/2028		360,000	362,250	0.48
Ivory Coast (Rep of), 6.125%, 06/15/2033		511,000	472,164	0.62
Ivory Coast (Rep of), 8.250%, 01/30/2037		310,000	305,586	0.40
			1,140,000	1.50
Kazakhstan (Cost $702,666)
Kazakhstan (Rep of), 4.714%, 04/09/2035[3]		290,000	280,781	0.37
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	312,504	0.41
			593,285	0.78
Kenya (Cost $154,892)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	166,626	0.22
			166,626	0.22
Kyrgyzstan (Cost $198,026)
Kyrgyzstan (Rep of), 7.750%, 06/03/2030[3]		200,000	200,000	0.26
			200,000	0.26
Malaysia (Cost $3,814,236)
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	3,881,000	920,894	1.21
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,012,000	739,384	0.97
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,205,000	286,404	0.38

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	337,000	$81,387	0.11
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	167,291	0.22
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	53,702	0.07
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	2,072,000	508,366	0.67
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	42,292	0.06
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	110,533	0.15
Petronas Capital Ltd., 2.480%, 01/28/2032		204,000	178,686	0.23
Petronas Capital Ltd., 4.550%, 04/21/2050		770,000	655,659	0.86
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	248,313	0.33
			3,992,911	5.26
Mexico (Cost $4,655,849)
Comision Federal de Electricidad, 6.450%, 01/24/2035[3]		200,000	196,000	0.26
Mexican Bonos, 8.500%, 05/31/2029	MXN	18,760,000	990,054	1.31
Mexican Bonos, 7.750%, 05/29/2031	MXN	6,200,000	312,135	0.41
Mexican Bonos, 7.750%, 11/13/2042	MXN	3,860,000	168,322	0.22
Mexico (Rep of), 5.400%, 02/09/2028		212,000	215,021	0.28
Mexico (Rep of), 6.338%, 05/04/2053		274,000	250,473	0.33
Mexico (Rep of), 3.771%, 05/24/2061		296,000	173,678	0.23
Mexico (Rep of), 3.750%, 04/19/2071		498,000	280,747	0.37
Mexico (Rep of), 5.750%, 10/12/2110		156,000	123,396	0.16
Petroleos Mexicanos, 8.750%, 06/02/2029		151,745	159,680	0.21
Petroleos Mexicanos, 6.700%, 02/16/2032		205,000	194,750	0.26
Petroleos Mexicanos, 6.750%, 09/21/2047		796,000	614,114	0.81
Petroleos Mexicanos, 6.350%, 02/12/2048		174,000	129,160	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		720,000	607,536	0.80
Petroleos Mexicanos, 6.950%, 01/28/2060		380,000	293,208	0.39
			4,708,274	6.21
Mongolia (Cost $212,647)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	227,252	0.30
			227,252	0.30
Morocco (Cost $382,108)
Morocco (Rep of), 6.500%, 09/08/2033		250,000	264,457	0.35
Morocco (Rep of), 4.000%, 12/15/2050		200,000	137,000	0.18
			401,457	0.53
Nigeria (Cost $1,360,963)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	285,565	0.38
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	294,357	0.39
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	442,035	0.58
Nigeria OMO Bill, 0.000%, 11/04/2025[4]	NGN	364,474,000	222,526	0.29
Nigeria OMO Bill, 0.000%, 12/09/2025[4]	NGN	244,804,000	146,646	0.19
Nigeria OMO Bill, 0.000%, 02/10/2026[4]	NGN	228,850,000	131,854	0.18
			1,522,983	2.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Oman (Cost $1,076,030)
Oman (Rep of), 6.750%, 10/28/2027		267,000	$278,726	0.37
Oman (Rep of), 6.000%, 08/01/2029		380,000	398,833	0.52
Oman (Rep of), 6.500%, 03/08/2047		200,000	210,800	0.28
Oman (Rep of), 6.750%, 01/17/2048		215,000	230,910	0.30
			1,119,269	1.47
Pakistan (Cost $246,551)
Pakistan (Rep of), 8.875%, 04/08/2051		400,000	346,000	0.46
			346,000	0.46
Panama (Cost $855,153)
Panama (Rep of), 9.375%, 04/01/2029		194,000	217,862	0.29
Panama (Rep of), 3.160%, 01/23/2030		274,000	247,148	0.32
Panama (Rep of), 6.700%, 01/26/2036		54,000	54,145	0.07
Panama (Rep of), 4.300%, 04/29/2053		357,000	234,148	0.31
			753,303	0.99
Paraguay (Cost $319,213)
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	336,567	0.44
			336,567	0.44
Peru (Cost $2,270,639)
Peru (Rep of), 8.750%, 11/21/2033		213,000	260,456	0.34
Peru (Rep of), 5.375%, 02/08/2035		583,000	581,251	0.77
Peru (Rep of), 6.850%, 08/12/2035[3]	PEN	1,900,000	541,725	0.71
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	663,000	195,132	0.26
Peru (Rep of), 3.300%, 03/11/2041		100,000	74,525	0.10
Peru (Rep of), 5.625%, 11/18/2050		104,000	98,280	0.13
Peru (Rep of), 2.780%, 12/01/2060		203,000	107,387	0.14
Peru (Rep of), 3.230%, 07/28/2121		96,000	50,640	0.07
Petroleos del Peru S.A., 5.625%, 06/19/2047		400,000	267,400	0.35
			2,176,796	2.87
Philippines (Cost $1,221,651)
Philippines (Rep of), 9.500%, 02/02/2030		145,000	174,725	0.23
Philippines (Rep of), 6.375%, 07/27/2030	PHP	11,020,000	190,684	0.25
Philippines (Rep of), 7.750%, 01/14/2031		109,000	125,895	0.17
Philippines (Rep of), 6.375%, 10/23/2034		102,000	112,404	0.15
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	199,546	0.26
Philippines (Rep of), 3.950%, 01/20/2040		353,000	305,521	0.40
			1,108,775	1.46
Poland (Cost $2,368,680)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	202,516	0.27
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034[3]		200,000	206,886	0.27
Bank Gospodarstwa Krajowego, 6.250%, 07/09/2054[3]		200,000	198,782	0.26
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,305,000	608,660	0.80
Poland (Rep of), 5.500%, 11/16/2027		64,000	65,912	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,315,000	$336,114	0.44
Poland (Rep of), 7.500%, 07/25/2028	PLN	1,020,000	294,249	0.39
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	210,994	0.28
Poland (Rep of), 4.875%, 10/04/2033		88,000	87,516	0.11
Poland (Rep of), 6.000%, 10/25/2033	PLN	246,000	68,756	0.09
Poland (Rep of), 5.000%, 10/25/2034	PLN	732,000	190,004	0.25
Poland (Rep of), 5.500%, 03/18/2054		137,000	127,924	0.17
			2,598,313	3.42
Qatar (Cost $605,252)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	269,381	0.36
QatarEnergy, 3.125%, 07/12/2041		450,000	335,250	0.44
			604,631	0.80
Romania (Cost $1,757,076)
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	314,504	0.41
Romania (Rep of), 6.625%, 02/17/2028		172,000	178,235	0.23
Romania (Rep of), 5.875%, 01/30/2029		180,000	182,730	0.24
Romania (Rep of), 3.000%, 02/14/2031		60,000	52,313	0.07
Romania (Rep of), 7.350%, 04/28/2031	RON	1,145,000	257,379	0.34
Romania (Rep of), 3.625%, 03/27/2032		44,000	38,431	0.05
Romania (Rep of), 7.125%, 01/17/2033		88,000	93,306	0.12
Romania (Rep of), 6.000%, 05/25/2034		24,000	23,349	0.03
Romania (Rep of), 4.750%, 10/11/2034	RON	750,000	141,346	0.19
Romania (Rep of), 5.750%, 03/24/2035[3]		84,000	79,464	0.10
Romania (Rep of), 5.750%, 03/24/2035		62,000	58,652	0.08
Romania (Rep of), 7.500%, 02/10/2037[3]		148,000	157,065	0.21
Romania (Rep of), 6.125%, 01/22/2044		56,000	51,402	0.07
Romania (Rep of), 4.000%, 02/14/2051		172,000	111,310	0.15
			1,739,486	2.29
Saudi Arabia (Cost $1,293,510)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	365,608	0.48
Saudi (Rep of), 4.750%, 01/18/2028		348,000	350,219	0.46
Saudi (Rep of), 4.625%, 10/04/2047		249,000	208,760	0.28
Saudi (Rep of), 4.500%, 04/22/2060		297,000	233,703	0.31
			1,158,290	1.53
South Africa (Cost $2,706,948)
South Africa (Rep of), 4.300%, 10/12/2028		380,000	367,302	0.48
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	18,498,195	1,007,827	1.33
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	431,425	0.57
South Africa (Rep of), 5.875%, 04/20/2032		215,000	209,840	0.28
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	7,355,749	385,162	0.51
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	2,484,098	121,269	0.16
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,488,840	72,462	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 5.650%, 09/27/2047		346,000	$260,316	0.34
			2,855,603	3.76
Supranational (Cost $339,511)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	14,000,000	164,469	0.22
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	14,700,000	166,516	0.22
			330,985	0.44
Thailand (Cost $405,188)
Thailand (Rep of), 2.650%, 06/17/2028	THB	4,139,000	131,164	0.17
Thailand (Rep of), 3.390%, 06/17/2037	THB	946,000	34,313	0.05
Thailand (Rep of), 3.300%, 06/17/2038	THB	6,314,000	227,825	0.30
Thailand (Rep of), 3.600%, 06/17/2067	THB	1,802,000	74,990	0.10
			468,292	0.62
Turkey (Cost $1,987,443)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	161,154	0.21
Turkey (Rep of), 5.250%, 03/13/2030		356,000	340,158	0.45
Turkey (Rep of), 7.250%, 05/29/2032		209,000	212,658	0.28
Turkey (Rep of), 7.125%, 07/17/2032		242,000	243,815	0.32
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,213,259	49,832	0.07
Turkey (Rep of), 6.500%, 01/03/2035		265,000	253,605	0.33
Turkey (Rep of), 4.875%, 04/16/2043		336,000	241,184	0.32
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027		386,000	404,096	0.53
			1,906,502	2.51
Ukraine (Cost $452,582)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		17,110	8,084	0.01
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		63,943	24,138	0.03
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[2,3]		425,612	219,190	0.29
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		54,036	25,532	0.03
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[2,3]		278,322	142,640	0.19
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		45,030	21,277	0.03
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[2,3]		90,320	45,612	0.06
			486,473	0.64
United Arab Emirates (Cost $1,004,662)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	253,769	0.33
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	210,642	0.28
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	312,113	0.41

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Ltd., 5.625%, 09/25/2048		230,000	$216,775	0.29
			993,299	1.31
United States (Cost $4,736,872)
U.S. Treasury Bill, 4.164%, 10/02/2025[9]		4,771,500	4,736,617	6.24
			4,736,617	6.24
Uruguay (Cost $1,299,046)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[5]		176,794	208,845	0.27
Uruguay (Rep of), 5.750%, 10/28/2034		184,978	194,227	0.26
Uruguay (Rep of), 7.625%, 03/21/2036		126,487	150,393	0.20
Uruguay (Rep of), 4.125%, 11/20/2045		114,498	97,094	0.13
Uruguay (Rep of), 5.100%, 06/18/2050		109,805	100,691	0.13
Uruguay (Rep of), 4.975%, 04/20/2055		247,026	217,136	0.29
Uruguay (Rep of), 5.250%, 09/10/2060		181,639	163,748	0.22
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[4]	UYU	2,921,000	71,129	0.09
			1,203,263	1.59
Uzbekistan (Cost $790,011)
Navoi Mining & Metallurgical Combinat, 6.750%, 05/14/2030[3]		200,000	205,062	0.27
Uzbekistan (Rep of), 15.500%, 02/25/2028	UZS	2,500,000,000	203,568	0.27
Uzbekistan (Rep of), 5.375%, 02/20/2029		200,000	197,069	0.26
Uzbekistan (Rep of), 6.947%, 05/25/2032[3]		200,000	207,115	0.27
			812,814	1.07
Venezuela (Cost $7,925,643)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,533,000	6,763,730	8.92
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6,7]		224,000	34,832	0.05
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		265,270	42,443	0.06
Venezuela (Rep of), 11.750%, 10/21/2026[6]		1,653,300	359,593	0.47
Venezuela (Rep of), 9.250%, 09/15/2027[6]		3,484,000	757,770	1.00
Venezuela (Rep of), 11.950%, 08/05/2031[6]		2,241,800	459,569	0.60
			8,417,937	11.10
Zambia (Cost $217,179)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		142,473	132,040	0.18
Zambia (Rep of), 0.500%, 12/31/2053		160,015	116,821	0.15
			248,861	0.33
Total Debt Securities (Cost $100,086,637)			74,258,251	97.89

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Equity Securities
China (Cost $56,269)
Sunac Services Holdings Ltd.[3]	HKD	206,826	$46,977	0.06
			46,977	0.06
Total Equity Securities (Cost $56,269)			46,977	0.06
Total Investments (Total Cost $100,142,906)			74,305,228	97.95
Other Assets Less Liabilities			1,555,120	2.05
Net Assets			$75,860,348	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2025 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $4,873,719 or 6.43% of net assets.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2025, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2025	Goldman Sachs	United States Dollar	435,000	Brazilian Real	2,432,020	$1,147
08/04/2025	HSBC Bank	United States Dollar	660,030	Brazilian Real	3,669,584	5,405
08/04/2025	Merrill Lynch	United States Dollar	190,000	Brazilian Real	1,041,534	4,198
08/04/2025	BNP Paribas	United States Dollar	373,165	Korean Won	517,318,100	361
08/11/2025	BNP Paribas	United States Dollar	65,037	Indian Rupee	5,577,330	1,384
08/11/2025	Citibank	United States Dollar	65,515	Indian Rupee	5,615,331	1,429
08/11/2025	HSBC Bank	United States Dollar	102,496	Indian Rupee	8,812,256	1,923
08/11/2025	Merrill Lynch	United States Dollar	775,000	Indian Rupee	66,909,625	11,376
08/11/2025	State Street	United States Dollar	49,600	Indian Rupee	4,261,408	966
08/18/2025	Deutsche Bank	Egyptian Pound	20,334,480	United States Dollar	386,000	27,571
08/29/2025	Merrill Lynch	United States Dollar	78,800	Taiwan Dollar	2,290,487	2,085
09/04/2025	Morgan Stanley	Nigerian Naira	488,000,000	United States Dollar	305,000	8,364
09/10/2025	BNP Paribas	United States Dollar	771,000	Korean Won	1,048,761,231	17,572
09/10/2025	Merrill Lynch	United States Dollar	61,186	Korean Won	83,211,080	1,408
09/10/2025	State Street	United States Dollar	29,600	Korean Won	40,653,942	394

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/17/2025	BNP Paribas	United States Dollar	114,300	Malaysian Ringgit	483,626	$683
10/16/2025	JPMorgan Chase	Nigerian Naira	312,000,000	United States Dollar	195,000	1,694
10/30/2025	Citibank	Chilean Peso	342,510,000	United States Dollar	350,000	2,162
10/30/2025	JPMorgan Chase	Egyptian Pound	20,205,802	United States Dollar	392,000	4,632
10/31/2025	Morgan Stanley	United States Dollar	586,777	Colombian Peso	2,409,305,840	17,036
10/31/2025	Citibank	United States Dollar	148,466	Indonesian Rupiah	2,432,302,250	1,492
10/31/2025	Merrill Lynch	United States Dollar	546,537	Peruvian Nuevo Sol	1,952,558	4,496
10/31/2025	BNP Paribas	United States Dollar	33,300	South African Rand	597,315	722
10/31/2025	Merrill Lynch	United States Dollar	254,579	South African Rand	4,565,515	5,575
11/10/2025	BNP Paribas	Egyptian Pound	1,269,308	United States Dollar	22,669	2,121
11/10/2025	Citibank	Egyptian Pound	6,605,676	United States Dollar	116,564	12,448
11/12/2025	JPMorgan Chase	Egyptian Pound	5,685,688	United States Dollar	100,436	10,505
11/12/2025	Morgan Stanley	Egyptian Pound	1,146,795	United States Dollar	20,226	2,151
11/12/2025	HSBC Bank	Indian Rupee	102,455,233	United States Dollar	1,162,731	1,588
11/28/2025	HSBC Bank	Uruguayan Peso	4,683,580	United States Dollar	110,000	5,116
Subtotal Appreciation						158,004
08/04/2025	HSBC Bank	Brazilian Real	823,977	United States Dollar	150,000	(3,009)
08/04/2025	Merrill Lynch	Brazilian Real	8,135,083	United States Dollar	1,461,856	(10,621)
08/04/2025	Barclays	Korean Won	517,318,100	United States Dollar	383,000	(10,196)
08/04/2025	Santander	United States Dollar	292,500	Brazilian Real	1,640,048	(72)
08/04/2025	State Street	United States Dollar	31,300	Brazilian Real	175,875	(75)
08/11/2025	Citibank	Indian Rupee	6,551,660	United States Dollar	76,180	(1,407)
08/11/2025	HSBC Bank	Indian Rupee	63,496,391	United States Dollar	743,501	(18,832)
08/11/2025	JPMorgan Chase	Indian Rupee	18,672,943	United States Dollar	218,000	(4,890)
08/11/2025	Merrill Lynch	Indian Rupee	66,502,750	United States Dollar	775,000	(16,020)
08/11/2025	Morgan Stanley	Indian Rupee	38,407,439	United States Dollar	445,097	(6,762)
08/11/2025	HSBC Bank	United States Dollar	1,168,247	Indian Rupee	102,455,233	(1,051)
08/18/2025	Citibank	United States Dollar	389,848	Egyptian Pound	20,334,480	(23,723)
08/29/2025	Deutsche Bank	Philippine Peso	10,036,471	United States Dollar	175,958	(3,729)
08/29/2025	Merrill Lynch	Philippine Peso	6,910,483	United States Dollar	121,160	(2,574)
08/29/2025	Deutsche Bank	Taiwan Dollar	44,499,169	United States Dollar	1,514,891	(24,490)
09/03/2025	HSBC Bank	Brazilian Real	2,036,849	United States Dollar	364,724	(4,284)
09/10/2025	BNP Paribas	Korean Won	517,318,100	United States Dollar	373,934	(2,293)
09/10/2025	Goldman Sachs	Korean Won	521,275,120	United States Dollar	376,000	(1,517)
09/10/2025	Merrill Lynch	Korean Won	3,863,439,530	United States Dollar	2,823,120	(47,633)
09/10/2025	Morgan Stanley	Korean Won	481,521,420	United States Dollar	354,000	(8,076)
09/17/2025	Deutsche Bank	Malaysian Ringgit	3,490,335	United States Dollar	826,506	(6,528)
09/30/2025	HSBC Bank	Thai Baht	41,260,725	United States Dollar	1,283,322	(14,307)
09/30/2025	UBS	Turkish Lira	44,008,166	United States Dollar	1,028,000	(2,209)
10/30/2025	HSBC Bank	Chilean Peso	239,709,193	United States Dollar	251,897	(5,432)
10/31/2025	HSBC Bank	Chinese Offshore Yuan	767,125	United States Dollar	108,000	(853)
10/31/2025	Morgan Stanley	Chinese Offshore Yuan	20,226,650	United States Dollar	2,841,620	(16,496)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2025	Merrill Lynch	Czech Koruna	8,079,385	United States Dollar	383,000	$(6,928)
10/31/2025	Morgan Stanley	Czech Koruna	43,706,458	United States Dollar	2,080,631	(46,224)
10/31/2025	Morgan Stanley	Hungarian Forint	422,470,394	United States Dollar	1,233,627	(34,100)
10/31/2025	Barclays	Indonesian Rupiah	15,148,618,629	United States Dollar	926,040	(10,669)
10/31/2025	Morgan Stanley	Israeli Shekel	817,056	United States Dollar	245,718	(4,908)
10/31/2025	Merrill Lynch	Mexican Peso	44,106,600	United States Dollar	2,350,522	(35,890)
10/31/2025	Merrill Lynch	Polish Zloty	4,497,800	United States Dollar	1,234,927	(36,409)
10/31/2025	Barclays	Romanian Leu	1,067,299	United States Dollar	244,737	(6,027)
10/31/2025	HSBC Bank	Singapore Dollar	1,891,288	United States Dollar	1,487,019	(19,985)
10/31/2025	Deutsche Bank	South African Rand	5,103,602	United States Dollar	280,000	(1,648)
10/31/2025	Barclays	Turkish Lira	39,066,959	United States Dollar	885,568	(1,155)
11/10/2025	Citibank	United States Dollar	39,585	Egyptian Pound	2,247,216	(4,304)
11/10/2025	HSBC Bank	United States Dollar	79,169	Egyptian Pound	4,480,973	(8,346)
11/10/2025	Morgan Stanley	United States Dollar	20,244	Egyptian Pound	1,146,795	(2,154)
11/12/2025	Morgan Stanley	United States Dollar	119,448	Egyptian Pound	6,832,483	(13,870)
Subtotal Depreciation						(469,696)
Total						$(311,692)
At July 31, 2025, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared credit default swaps - buy protection outstanding:
Reference Obligation	Fixed Deal Pay Rate		Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
Markit CDX Emerging Market Index Series 43 (Pay Quarterly)	1.000%	USD	6,500,000	06/20/2030	$142,153	$159,662	$(17,509)
					$142,153	$159,662	$(17,509)
**Includes cumulative appreciation/depreciation on centrally cleared credit default swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
At July 31, 2025, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.905% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	682,000,000	10/14/2034	$11,532	$—	$11,532
7-Day CNY CNRR (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	6,860,000	09/16/2025	2,303	—	2,303
9.355% (Pay Quarterly)	1-Day COOVIBR (Receive Quarterly)	COP	3,199,000,000	01/21/2035	(8,299)	—	(8,299)
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	11,014,000,000	01/21/2027	6,231	—	6,231
1-Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	2,609,650,000	04/07/2027	(862)	—	(862)
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	20,630,000	12/12/2029	3,173	—	3,173
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Semi-Annually)	INR	16,154,000	12/13/2029	2,662	—	2,662
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	106,631,000	06/16/2030	(2,976)	—	(2,976)
7.713% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	9,100,000	06/12/2030	1,976	—	1,976
1-Day MXN-TIIE-BANXICO (Pay Monthly)	7.570% (Receive Monthly)	MXN	38,240,000	09/15/2027	1,399	—	1,399
8.298% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	10,280,000	09/05/2035	(1,312)	—	(1,312)
							$15,827

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $89,528)
Argentina (Rep of), 29.500%, 05/30/2030	ARS	101,381,000	$74,939	0.79
			74,939	0.79
Brazil (Cost $651,241)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	6,261,000	635,707	6.68
			635,707	6.68
Chile (Cost $117,098)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	20,501	0.22
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	85,000,000	89,556	0.94
			110,057	1.16
China (Cost $432,935)
China (Rep of), 2.850%, 06/04/2027	CNY	600,000	85,702	0.90
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	63,721	0.67
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	25,206	0.26
China (Rep of), 2.880%, 02/25/2033	CNY	720,000	108,523	1.14
China (Rep of), 2.350%, 02/25/2034	CNY	170,000	24,763	0.26
China (Rep of), 2.270%, 05/25/2034	CNY	280,000	40,591	0.43
China (Rep of), 1.980%, 04/25/2045	CNY	130,000	18,055	0.19
China (Rep of), 3.720%, 04/12/2051	CNY	350,000	65,224	0.69
China (Rep of), 3.190%, 04/15/2053	CNY	140,000	24,298	0.25
			456,083	4.79
Colombia (Cost $434,276)
Colombian TES, 7.000%, 03/26/2031	COP	539,600,000	105,589	1.11
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	57,408	0.60
Colombian TES, 13.250%, 02/09/2033	COP	307,300,000	78,070	0.82
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	54,873	0.58
Colombian TES, 6.250%, 07/09/2036	COP	94,700,000	14,936	0.16
Colombian TES, 9.250%, 05/28/2042	COP	110,500,000	21,026	0.22
Colombian TES, 11.500%, 07/25/2046	COP	457,800,000	102,296	1.07
			434,198	4.56
Czech Republic (Cost $373,576)
Czech (Rep of), 5.000%, 09/30/2030	CZK	2,480,000	120,426	1.27
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	66,595	0.70
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,470,000	167,767	1.76
Czech (Rep of), 1.950%, 07/30/2037	CZK	750,000	26,516	0.28
			381,304	4.01
Egypt (Cost $47,320)
Egypt (Rep of), 23.440%, 07/01/2028	EGP	2,349,000	48,026	0.50
			48,026	0.50

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (Cost $233,955)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	$67,606	0.71
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	33,808	0.36
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	28,963	0.30
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,923	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	34,538	0.36
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	25,206	0.27
Hungary (Rep of), 7.000%, 10/24/2035	HUF	9,110,000	25,618	0.27
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	10,308	0.11
			232,970	2.45
India (Cost $657,058)
India (Rep of), 7.180%, 08/14/2033	INR	11,490,000	137,163	1.44
India (Rep of), 7.540%, 05/23/2036	INR	7,610,000	93,164	0.98
India (Rep of), 7.180%, 07/24/2037	INR	14,410,000	171,757	1.80
India (Rep of), 7.360%, 09/12/2052	INR	8,540,000	100,945	1.06
India (Rep of), 7.300%, 06/19/2053	INR	12,120,000	142,365	1.50
			645,394	6.78
Indonesia (Cost $1,171,681)
Indonesia (Rep of), 5.500%, 04/15/2026	IDR	1,071,000,000	64,972	0.68
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	625,000,000	37,568	0.40
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	134,451	1.41
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	112,924	1.19
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	38,103	0.40
Indonesia (Rep of), 6.500%, 07/15/2030	IDR	123,000,000	7,575	0.08
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	15,278	0.16
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	49,484	0.52
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	42,575	0.45
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	78,418	0.82
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	61,707	0.65
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	37,394	0.39
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	36,629	0.39
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	435,000,000	26,460	0.28
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	56,331	0.59
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	388,000,000	23,838	0.25
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	43,163	0.45
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,309,000,000	144,209	1.52
Indonesia (Rep of), 7.125%, 08/15/2040	IDR	638,000,000	39,619	0.42
Indonesia (Rep of), 7.125%, 08/15/2045	IDR	753,000,000	46,760	0.49
			1,097,458	11.54
Malaysia (Cost $433,400)
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	157,000	37,916	0.40
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	59,899	0.63
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	149,000	36,557	0.38
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	23,651	0.25

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	$78,017	0.82
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	13,098	0.14
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	2,972	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	283,000	68,002	0.71
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	235,000	59,900	0.63
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,786	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	14,787	0.16
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	250,000	71,793	0.75
			469,378	4.93
Mexico (Cost $680,222)
Mexican Bonos, 8.500%, 05/31/2029	MXN	1,420,000	74,940	0.79
Mexican Bonos, 7.750%, 05/29/2031	MXN	4,960,000	249,708	2.63
Mexican Bonos, 7.500%, 05/26/2033	MXN	1,490,000	71,767	0.75
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,440,000	117,265	1.23
Mexican Bonos, 7.750%, 11/13/2042	MXN	1,370,000	59,741	0.63
Mexican Bonos, 8.000%, 11/07/2047	MXN	1,090,000	47,705	0.50
Mexican Udibonos, 2.750%, 11/27/2031	MXN	160,000	63,874	0.67
			685,000	7.20
Nigeria (Cost $117,268)
Nigeria OMO Bill, 0.000%, 09/30/2025[2]	NGN	10,560,000	6,601	0.07
Nigeria OMO Bill, 0.000%, 11/04/2025[2]	NGN	63,180,000	38,574	0.40
Nigeria OMO Bill, 0.000%, 12/09/2025[2]	NGN	34,338,000	20,569	0.22
Nigeria OMO Bill, 0.000%, 02/10/2026[2]	NGN	34,424,000	19,834	0.21
Nigeria OMO Bill, 0.000%, 03/03/2026[2]	NGN	59,626,000	34,109	0.36
			119,687	1.26
Peru (Cost $238,190)
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	34,000	10,300	0.11
Peru (Rep of), 6.850%, 08/12/2035[3]	PEN	423,000	120,605	1.27
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	389,000	114,489	1.20
			245,394	2.58
Philippines (Cost $113,332)
Philippines (Rep of), 6.375%, 07/27/2030	PHP	6,190,000	107,109	1.13
			107,109	1.13
Poland (Cost $395,921)
Poland (Rep of), 3.750%, 05/25/2027	PLN	210,000	55,453	0.58
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	64,490	0.68
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	42,823	0.45
Poland (Rep of), 1.750%, 04/25/2032	PLN	420,000	91,157	0.96
Poland (Rep of), 6.000%, 10/25/2033	PLN	490,000	136,954	1.44
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	49,058	0.51
			439,935	4.62

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $280,433)
Romania (Rep of), 4.150%, 01/26/2028	RON	260,000	$54,514	0.57
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	16,273	0.17
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	41,165	0.43
Romania (Rep of), 8.000%, 04/29/2030	RON	70,000	16,124	0.17
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	22,347	0.24
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	87,666	0.92
Romania (Rep of), 4.750%, 10/11/2034	RON	220,000	41,461	0.44
			279,550	2.94
South Africa (Cost $615,765)
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,666,386	85,406	0.90
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	1,646,706	87,543	0.92
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	3,301,287	172,862	1.82
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,190,999	58,142	0.61
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	83,982	0.88
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,293,460	59,556	0.63
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,824,672	128,590	1.35
			676,081	7.11
Supranational (Cost $164,297)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	93,982	0.99
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	5,800,000	65,700	0.69
			159,682	1.68
Thailand (Cost $384,848)
Thailand (Rep of), 2.650%, 06/17/2028	THB	183,000	5,799	0.06
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	41,014	0.43
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	63,360	0.67
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	64,675	0.68
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	16,127	0.17
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,810,000	138,194	1.45
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	43,443	0.46
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	32,417	0.34
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	50,345	0.53
			455,374	4.79
Turkey (Cost $118,065)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	23,271	0.25
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,709,134	60,997	0.64
			84,268	0.89
United States (Cost $1,328,894)
U.S. Treasury Bill, 4.153%, 10/02/2025[4]		1,338,600	1,328,814	13.97
			1,328,814	13.97
Uruguay (Cost $29,747)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	10,320	0.11

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[2]	UYU	881,000	$21,453	0.22
			31,773	0.33
Total Debt Securities (Cost $9,109,050)			9,198,181	96.69
Total Investments in Securities (Cost $9,109,050)			9,198,181	96.69
Total Investments (Total Cost $9,109,050)			9,198,181	96.69
Other Assets Less Liabilities			314,814	3.31
Net Assets			$9,512,995	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $355,451 or 3.74% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
At July 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2025	Goldman Sachs	United States Dollar	95,000	Brazilian Real	531,131	$250
08/04/2025	HSBC Bank	United States Dollar	72,500	Brazilian Real	404,695	306
08/04/2025	Merrill Lynch	United States Dollar	55,000	Brazilian Real	301,497	1,215
08/04/2025	BNP Paribas	United States Dollar	93,535	Korean Won	129,667,200	90
08/11/2025	BNP Paribas	United States Dollar	23,004	Indian Rupee	1,972,722	490
08/11/2025	Citibank	United States Dollar	23,088	Indian Rupee	1,978,834	504
08/11/2025	HSBC Bank	United States Dollar	128,695	Indian Rupee	11,064,829	2,415
08/11/2025	Merrill Lynch	United States Dollar	191,000	Indian Rupee	16,489,985	2,804
08/18/2025	Deutsche Bank	Egyptian Pound	4,899,240	United States Dollar	93,000	6,643
08/29/2025	Deutsche Bank	United States Dollar	17,908	Philippine Peso	1,021,457	380
09/03/2025	HSBC Bank	United States Dollar	30,288	Brazilian Real	169,148	356
09/04/2025	Morgan Stanley	Nigerian Naira	129,600,000	United States Dollar	81,000	2,221
09/10/2025	BNP Paribas	United States Dollar	190,000	Korean Won	258,449,590	4,330
09/10/2025	Merrill Lynch	United States Dollar	3,741	Korean Won	5,087,960	86
09/17/2025	Deutsche Bank	United States Dollar	9,016	Malaysian Ringgit	38,279	23
10/16/2025	JPMorgan Chase	Nigerian Naira	76,800,000	United States Dollar	48,000	417
10/30/2025	Citibank	Chilean Peso	91,009,800	United States Dollar	93,000	575
10/30/2025	JPMorgan Chase	Egyptian Pound	4,999,905	United States Dollar	97,000	1,146
10/30/2025	HSBC Bank	United States Dollar	44,922	Chilean Peso	42,748,571	969
10/31/2025	Morgan Stanley	United States Dollar	114,512	Colombian Peso	470,186,853	3,325
10/31/2025	Barclays	United States Dollar	113,985	Indonesian Rupiah	1,864,628,346	1,313
10/31/2025	Citibank	United States Dollar	48,607	Indonesian Rupiah	796,314,801	488
10/31/2025	Merrill Lynch	United States Dollar	162,322	Peruvian Nuevo Sol	579,913	1,335
11/10/2025	BNP Paribas	Egyptian Pound	375,544	United States Dollar	6,707	627
11/10/2025	Citibank	Egyptian Pound	1,369,841	United States Dollar	24,172	2,581
11/12/2025	JPMorgan Chase	Egyptian Pound	1,179,059	United States Dollar	20,828	2,179
11/12/2025	Morgan Stanley	Egyptian Pound	285,710	United States Dollar	5,039	536
11/12/2025	HSBC Bank	Indian Rupee	10,448,133	United States Dollar	118,572	162
11/28/2025	HSBC Bank	Uruguayan Peso	1,490,230	United States Dollar	35,000	1,628
Subtotal Appreciation						39,394
08/04/2025	HSBC Bank	Brazilian Real	169,148	United States Dollar	30,521	(346)
08/04/2025	Merrill Lynch	Brazilian Real	1,474,682	United States Dollar	264,997	(1,925)
08/04/2025	Barclays	Korean Won	129,667,200	United States Dollar	96,000	(2,556)
08/04/2025	Santander	United States Dollar	72,500	Brazilian Real	406,508	(18)
08/11/2025	HSBC Bank	Indian Rupee	18,984,527	United States Dollar	222,048	(5,382)
08/11/2025	Merrill Lynch	Indian Rupee	16,218,090	United States Dollar	189,000	(3,907)
08/11/2025	Morgan Stanley	Indian Rupee	6,751,886	United States Dollar	78,246	(1,189)
08/11/2025	HSBC Bank	United States Dollar	119,135	Indian Rupee	10,448,133	(107)
08/18/2025	Citibank	United States Dollar	93,927	Egyptian Pound	4,899,240	(5,716)
09/10/2025	BNP Paribas	Korean Won	129,667,200	United States Dollar	93,727	(575)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/10/2025	Goldman Sachs	Korean Won	137,250,630	United States Dollar	99,000	$(399)
09/10/2025	Merrill Lynch	Korean Won	265,125,400	United States Dollar	193,734	(3,269)
09/10/2025	Morgan Stanley	Korean Won	134,662,770	United States Dollar	99,000	(2,258)
09/17/2025	Deutsche Bank	Malaysian Ringgit	2,923,830	United States Dollar	692,358	(5,468)
09/17/2025	JPMorgan Chase	Malaysian Ringgit	41,742	United States Dollar	10,000	(194)
09/30/2025	HSBC Bank	Thai Baht	5,701,067	United States Dollar	177,319	(1,977)
09/30/2025	UBS	Turkish Lira	10,659,566	United States Dollar	249,000	(535)
10/31/2025	Morgan Stanley	Chinese Offshore Yuan	3,503,917	United States Dollar	492,261	(2,857)
10/31/2025	Merrill Lynch	Czech Koruna	2,046,215	United States Dollar	97,000	(1,755)
10/31/2025	Morgan Stanley	Czech Koruna	8,069,197	United States Dollar	384,131	(8,534)
10/31/2025	Morgan Stanley	Hungarian Forint	55,365,439	United States Dollar	162,242	(5,042)
10/31/2025	Merrill Lynch	Mexican Peso	4,966,225	United States Dollar	264,659	(4,041)
10/31/2025	Merrill Lynch	Polish Zloty	1,364,796	United States Dollar	374,722	(11,048)
10/31/2025	Barclays	Romanian Leu	93,102	United States Dollar	21,349	(526)
10/31/2025	Deutsche Bank	South African Rand	1,424,470	United States Dollar	78,151	(460)
10/31/2025	Merrill Lynch	South African Rand	147,005	United States Dollar	8,197	(179)
10/31/2025	Barclays	Turkish Lira	1,022,411	United States Dollar	23,176	(30)
11/10/2025	Citibank	United States Dollar	8,588	Egyptian Pound	487,532	(934)
11/10/2025	HSBC Bank	United States Dollar	17,176	Egyptian Pound	972,143	(1,811)
11/10/2025	Morgan Stanley	United States Dollar	5,043	Egyptian Pound	285,710	(537)
11/12/2025	Morgan Stanley	United States Dollar	25,608	Egyptian Pound	1,464,770	(2,973)
Subtotal Depreciation						(76,548)
Total						$(37,154)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
At July 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.905% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	114,000,000	10/14/2034	$1,928	$—	$1,928
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	8,037	—	8,037
7-Day CNY CNRR (Pay Quarterly)	1.770% (Receive Quarterly)	CNY	700,000	10/11/2029	877	—	877
9.355% (Pay Quarterly)	1-Day COOVIBR (Receive Quarterly)	COP	634,000,000	01/21/2035	(1,645)	—	(1,645)
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	2,183,000,000	01/21/2027	1,235	—	1,235
1-Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	605,810,000	04/07/2027	(200)	—	(200)
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	7,012,000	12/12/2029	1,078	—	1,078
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Semi-Annually)	INR	5,490,000	12/13/2029	905	—	905
1-Day INR MIBOR (Pay Semi-Annually)	6.236% (Receive Semi-Annually)	INR	6,020,000	01/21/2030	1,517	—	1,517
1-Day INR MIBOR (Pay Semi-Annually)	5.794% (Receive Semi-Annually)	INR	6,430,000	06/18/2035	(443)	—	(443)
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	18,042,000	06/16/2030	(504)	—	(504)
7.713% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	2,900,000	06/12/2030	630	—	630
8.298% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	2,550,000	09/05/2035	(325)	—	(325)
1-Day MXN-TIIE-BANXICO (Pay Monthly)	7.570% (Receive Monthly)	MXN	9,510,000	09/15/2027	348	—	348
3M MYR KLIBO (Pay Quarterly)	3.270% (Receive Quarterly)	MYR	1,200,000	06/17/2030	1,824	—	1,824
6M PLN WIBOR (Pay Semi-Annually)	4.681% (Receive Annually)	PLN	150,000	06/19/2034	510	—	510
							$15,772

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $195,161)
Azule Energy Finance PLC, 8.125%, 01/23/2030		200,000	$200,880	1.01
			200,880	1.01
Argentina (Cost $816,917)
Pampa Energia S.A., 7.875%, 12/16/2034		130,000	130,000	0.65
Pluspetrol S.A., 8.500%, 05/30/2032[2]		130,000	132,194	0.66
Telecom Argentina S.A., 9.500%, 07/18/2031		120,000	125,984	0.63
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035		130,000	127,069	0.64
YPF Energia Electrica S.A., 7.875%, 10/16/2032		130,000	130,182	0.65
YPF S.A., 9.500%, 01/17/2031		177,000	186,790	0.94
			832,219	4.17
Brazil (Cost $1,863,537)
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		200,000	187,266	0.94
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 5.750%, 04/01/2033		60,000	61,303	0.31
LD Celulose International GmbH, 7.950%, 01/26/2032		200,000	209,100	1.05
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		323,834	262,306	1.31
Nexa Resources S.A., 6.750%, 04/09/2034		200,000	209,550	1.05
OI S.A., 8.500%, (98% PIK), 12/31/2028[2,3]		2,015,389	135,031	0.68
Petrobras Global Finance B.V., 6.850%, 06/05/2115		45,000	40,023	0.20
Samarco Mineracao S.A., 9.500%, 06/30/2031[3]		102,265	101,115	0.51
Suzano Austria GmbH, 3.125%, 01/15/2032		75,000	65,783	0.33
Trident Energy Finance PLC, 12.500%, 11/30/2029		200,000	205,938	1.03
Vale Overseas Ltd., 6.400%, 06/28/2054		85,000	82,960	0.42
			1,560,375	7.83
Chile (Cost $837,458)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 05/08/2029[4]		200,000	213,400	1.07
BPCE S.A., 3.150%, 03/06/2030		245,000	228,004	1.14
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035		195,501	197,456	0.99
Latam Airlines Group S.A., 7.625%, 01/07/2031[2]		200,000	205,250	1.03
			844,110	4.23
China (Cost $15,374,067)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	15,113	0.07
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	84,857	0.42
Central China Real Estate Ltd., 7.250%, 04/28/2025[5,6]		190,000	6,175	0.03
Central China Real Estate Ltd., 7.650%, 08/27/2025[5]		400,000	13,000	0.06
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	9,250	0.05
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	35,150	0.18
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,236,000	57,165	0.29
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,099,000	50,829	0.25
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[5,6]		830,000	21,788	0.11
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[5,6]		1,200,000	31,500	0.16

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[5,6]		1,840,000	$48,300	0.24
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		925,000	24,281	0.12
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[5,6]		1,850,000	78,625	0.39
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[5,6]		400,000	17,000	0.08
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[5,6]		1,350,000	57,375	0.29
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5,6]		1,180,000	50,150	0.25
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[5]		625,000	26,562	0.13
Sunac China Holdings Ltd., 6.000%, 09/30/2025[2,3,5]		100,000	13,250	0.07
Sunac China Holdings Ltd., 6.250%, 09/30/2026[2,3,5]		100,000	13,250	0.07
Sunac China Holdings Ltd., 6.500%, 09/30/2027[2,3,5]		100,000	13,250	0.07
Sunac China Holdings Ltd., 6.750%, 09/30/2028[2,3,5]		100,000	13,250	0.07
Sunac China Holdings Ltd., 7.000%, 09/30/2029[2,3,5]		100,000	13,250	0.07
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3,5]		117,339	15,547	0.08
Sunac China Holdings Ltd., 7.250%, 09/30/2030[2,3,5]		100,000	13,250	0.07
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3,5]		342,587	45,393	0.23
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[5,6]		3,200,550	224,038	1.12
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	3,400	0.02
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	5,238	0.03
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	1,750	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	5,788	0.03
			1,007,774	5.06
Colombia (Cost $660,263)
AI Candelaria S.A., 5.750%, 06/15/2033		250,000	215,623	1.08
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	69,469	0.35
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.375%, 12/30/2030		200,000	180,700	0.91
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	183,400	0.92
			649,192	3.26
Costa Rica (Cost $214,470)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		200,000	213,050	1.07
			213,050	1.07
Czech Republic (Cost $2,178,200)
Energo-Pro A.S., 11.000%, 11/02/2028		200,000	213,125	1.07
New World Resources N.V., 8.000%, 04/07/2020[5,6,7]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,7,8]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,7]	EUR	700,590	—	—
			213,125	1.07
Georgia (Cost $195,584)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[4]		200,000	199,002	1.00
			199,002	1.00

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ghana (Cost $193,379)
Kosmos Energy Ltd., 8.750%, 10/01/2031		200,000	$154,300	0.77
			154,300	0.77
Guatemala (Cost $179,111)
CT Trust, 5.125%, 02/03/2032		200,000	187,250	0.94
			187,250	0.94
Hong Kong (Cost $669,036)
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[4]		300,000	295,398	1.48
Prudential Funding Asia PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.517%), 2.950%, 11/03/2033[4]		200,000	188,200	0.95
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[4]		200,000	208,044	1.04
			691,642	3.47
India (Cost $754,362)
Greenko Power II Ltd., 4.300%, 12/13/2028		159,500	150,648	0.76
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	232,170	1.16
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	203,750	1.02
Vedanta Resources Finance II PLC, 9.475%, 07/24/2030		200,000	197,750	0.99
			784,318	3.93
Indonesia (Cost $671,028)
Freeport Indonesia PT, 6.200%, 04/14/2052		220,000	221,879	1.12
Medco Maple Tree Pte. Ltd., 8.960%, 04/27/2029		250,000	261,562	1.31
Minejesa Capital B.V., 5.625%, 08/10/2037		200,000	195,700	0.98
			679,141	3.41
Israel (Cost $358,623)
Energean Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	164,014	0.82
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		67,382	66,961	0.34
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		137,043	135,416	0.68
			366,391	1.84
Kazakhstan (Cost $491,638)
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	193,059	0.97
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	341,862	1.71
			534,921	2.68
Mexico (Cost $1,209,771)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		200,000	213,140	1.07
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[4]		215,000	226,922	1.14
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[4]		200,000	204,384	1.02
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[4]		200,000	208,520	1.04

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	$147,438	0.74
Petroleos Mexicanos, 6.500%, 06/02/2041		90,000	71,154	0.36
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		169,056	161,237	0.81
			1,232,795	6.18
Morocco (Cost $195,200)
OCP S.A., 5.125%, 06/23/2051		200,000	153,264	0.77
			153,264	0.77
Nigeria (Cost $380,412)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	196,640	0.99
IHS Holding Ltd., 8.250%, 11/29/2031		200,000	203,734	1.02
			400,374	2.01
Pakistan (Cost $177,666)
Veon Midco B.V., 3.375%, 11/25/2027		205,000	189,625	0.95
			189,625	0.95
Panama (Cost $195,992)
Sable International Finance Ltd., 7.125%, 10/15/2032		200,000	199,886	1.00
			199,886	1.00
Peru (Cost $409,368)
Minsur S.A., 4.500%, 10/28/2031		215,000	201,573	1.01
Niagara Energy S.A.C., 5.746%, 10/03/2034		200,000	198,980	1.00
			400,553	2.01
Poland (Cost $109,955)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	110,000	114,062	0.57
			114,062	0.57
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,7]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $865,159)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		184,600	183,965	0.92
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		277,940	249,625	1.25
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	245,575	1.23
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	186,050	0.94
			865,215	4.34
Singapore (Cost $199,255)
Great Eastern Life Assurance Co. (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.696%), 5.398%, 01/22/2032[4]		200,000	198,325	1.00
			198,325	1.00

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (Cost $1,097,055)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[4]		200,000	$199,000	1.00
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	258,042	1.29
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	218,269	1.10
Prosus N.V., 3.061%, 07/13/2031		200,000	178,000	0.89
Prosus N.V., 4.027%, 08/03/2050		360,000	241,200	1.21
			1,094,511	5.49
South Korea (Cost $634,862)
Hanwha Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.292%), 6.300%, 06/24/2055[2,4]		200,000	206,000	1.03
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[4]		255,000	249,711	1.25
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[4]		200,000	204,063	1.03
			659,774	3.31
Thailand (Cost $332,601)
Bangkok Bank PCL, 9.025%, 03/15/2029		140,000	157,161	0.79
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[4]		200,000	178,060	0.89
			335,221	1.68
Togo (Cost $208,870)
Ecobank Transnational, Inc., 10.125%, 10/15/2029		200,000	211,688	1.06
			211,688	1.06
Turkey (Cost $828,835)
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032		200,000	206,188	1.04
Turkiye Garanti Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.836%), 8.125%, 01/03/2035[4]		200,000	203,120	1.02
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.669%), 8.994%, 10/05/2034[4]		200,000	208,000	1.04
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.499%), 9.743%, 04/04/2029[4]		205,000	214,930	1.08
			832,238	4.18
United Arab Emirates (Cost $398,036)
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[4]		200,000	198,126	0.99
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[4]		200,000	199,250	1.00
			397,376	1.99
United States (Cost $140,571)
U.S. Treasury Bill, 4.151%, 10/02/2025[9]		141,600	140,565	0.71
			140,565	0.71
Uzbekistan (Cost $405,350)
Jscb Agrobank, 9.250%, 10/02/2029		200,000	212,825	1.07

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uzbekistan (continued)
Navoi Mining & Metallurgical Combinat, 6.950%, 10/17/2031[2]		200,000	$206,626	1.03
			419,451	2.10
Venezuela (Cost $2,308,664)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,724,000	1,547,945	7.76
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		2,987,000	477,920	2.40
			2,025,865	10.16
Vietnam (Cost $164,871)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		169,400	165,531	0.83
			165,531	0.83
Zambia (Cost $208,886)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		200,000	207,500	1.04
			207,500	1.04
Total Debt Securities (Cost $37,605,860)			19,361,511	97.12
Bank Loans
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[5,6,7]	EUR	952,166	—	—
			—	—
Total Bank Loans (Cost $362,934)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $19,761)
Sunac Services Holdings Ltd.[2]	HKD	72,634	$16,497	0.08
			16,497	0.08
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,7	GBP	36,580,138	—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*,7	GBP	2,258,852	214,787	1.08
			214,787	1.08
Total Equity Securities (Cost $1,990,510)			231,284	1.16
Total Investments (Total Cost $39,959,304)			19,592,795	98.28
Other Assets Less Liabilities			342,544	1.72
Net Assets			$19,935,339	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $1,347,489 or 6.76% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security is a Level 3 investment.
[8]	Restricted security that has been deemed illiquid. At July 31, 2025 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/2014	$—

[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2025, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Long Contracts
2-Year U.S. Treasury Note	6	9/30/2025	USD	1,241,906	$(3,164)
5-Year U.S. Treasury Note	2	9/30/2025	USD	216,344	(63)
Total					$(3,227)
(1) Includes cumulative appreciation/depreciation on futures contracts.
At July 31, 2025, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/01/2025	Barclays	United States Dollar	245,127	British Pound	179,990	$7,274
10/01/2025	Barclays	United States Dollar	94,744	Euro	81,221	1,656
Subtotal Appreciation						8,930
Total						$8,930

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $2,185,906)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	$393,800	1.22
BRF GmbH, 4.350%, 09/29/2026		400,000	396,048	1.23
Embraer Netherlands Finance B.V., 6.950%, 01/17/2028		500,000	522,188	1.62
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		115,000	115,000	0.36
OI S.A., 8.500%, (96% PIK), 12/31/2028[2,3]		1,234,347	82,701	0.26
Suzano Austria GmbH, 6.000%, 01/15/2029		500,000	512,250	1.59
			2,021,987	6.28
Chile (Cost $724,725)
Banco de Credito e Inversiones S.A., 3.500%, 10/12/2027		200,000	195,700	0.61
BPCE S.A., 3.150%, 03/06/2030		200,000	186,126	0.58
GNL Quintero S.A., 4.634%, 07/31/2029		145,640	144,795	0.45
Inversiones CMPC S.A., 4.375%, 04/04/2027		200,000	198,916	0.61
			725,537	2.25
China (Cost $26,168,427)
Central China Real Estate Ltd., 7.900%, 11/07/2023[4,5]		560,000	19,040	0.06
Central China Real Estate Ltd., 7.250%, 07/16/2024[4,5]		1,275,000	41,437	0.13
Central China Real Estate Ltd., 7.250%, 08/13/2024[4,5]		979,000	31,817	0.10
Central China Real Estate Ltd., 7.250%, 04/28/2025[4,5]		190,000	6,175	0.02
Central China Real Estate Ltd., 7.500%, 07/14/2025[4,5]		422,000	13,715	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[4]		560,000	18,200	0.06
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[4,5]		410,000	18,962	0.06
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[4,5]		800,000	37,000	0.11
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[4,5]		1,135,000	52,494	0.16
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[4]		1,085,000	50,181	0.16
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[4,5]		4,000,000	105,000	0.33
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[4,5]		4,160,000	109,200	0.34
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[4,5]		1,510,000	39,637	0.12
Fortune Star BVI Ltd., 8.500%, 05/19/2028		320,000	328,000	1.02
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[4,5]		4,875,000	207,187	0.64
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[4,5]		3,930,000	167,025	0.52
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[4,5]		4,280,000	181,900	0.56
KWG Group Holdings Ltd., 6.000%, 01/14/2024[4,5]		205,000	13,325	0.04
Meituan, 0.000%, 04/27/2028[6]		200,000	195,072	0.61
Sunac China Holdings Ltd., 6.000%, 09/30/2025[2,3,4]		91,207	12,085	0.04
Sunac China Holdings Ltd., 6.250%, 09/30/2026[2,3,4]		91,428	12,114	0.04
Sunac China Holdings Ltd., 6.500%, 09/30/2027[2,3,4]		94,564	12,530	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[2,3,4]		143,385	18,999	0.06
Sunac China Holdings Ltd., 7.000%, 09/30/2029[2,3,4]		143,892	19,066	0.06
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3,4]		363,451	48,157	0.15
Sunac China Holdings Ltd., 7.250%, 09/30/2030[2,3,4]		130,119	17,241	0.05
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[4,5]		670,000	46,900	0.14
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[4,5]		4,940,000	345,800	1.07

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[4,5]		4,920,000	$12,300	0.04
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[4,5]		813,000	2,033	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4,5]		1,017,000	2,543	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4,5]		575,000	1,438	—
			2,186,573	6.79
Colombia (Cost $388,762)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[7]		200,000	205,675	0.64
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	184,690	0.57
			390,365	1.21
Guatemala (Cost $503,655)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		165,000	159,685	0.49
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	356,850	1.11
			516,535	1.60
Hong Kong (Cost $404,896)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[7]		400,000	405,040	1.26
			405,040	1.26
Hungary (Cost $407,011)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[7]		400,000	408,000	1.27
			408,000	1.27
India (Cost $2,369,931)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		604,555	587,174	1.82
Delhi International Airport Ltd., 6.450%, 06/04/2029		630,000	649,278	2.02
Greenko Power II Ltd., 4.300%, 12/13/2028		159,500	150,648	0.47
Muthoot Finance Ltd., 7.125%, 02/14/2028		300,000	306,900	0.95
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	203,750	0.63
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	198,850	0.62
Vedanta Resources Finance II PLC, 10.250%, 06/03/2028		305,000	314,341	0.98
			2,410,941	7.49
Indonesia (Cost $725,097)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	331,650	1.03
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	399,804	1.24
			731,454	2.27
Mexico (Cost $2,455,916)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		400,000	409,624	1.27
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 09/10/2029		400,000	405,838	1.26

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	$1,814,511	5.64
			2,629,973	8.17
Morocco (Cost $752,322)
OCP S.A., 4.500%, 10/22/2025		750,000	746,419	2.32
			746,419	2.32
Nigeria (Cost $378,881)
IHS Holding Ltd., 6.250%, 11/29/2028		400,000	393,280	1.22
			393,280	1.22
Oman (Cost $199,296)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	199,500	0.62
			199,500	0.62
Pakistan (Cost $356,951)
Veon Midco B.V., 3.375%, 11/25/2027		400,000	370,000	1.15
			370,000	1.15
Peru (Cost $524,179)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	415,056	1.29
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		120,000	118,950	0.37
			534,006	1.66
South Africa (Cost $782,695)
Bidvest Group UK (The) PLC, 3.625%, 09/23/2026		200,000	196,562	0.61
Prosus N.V., 3.257%, 01/19/2027		610,000	596,848	1.86
			793,410	2.47
Tanzania (Cost $377,777)
HTA Group Ltd., 2.875%, 03/18/2027		400,000	375,500	1.17
			375,500	1.17
Thailand (Cost $503,918)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	499,375	1.55
			499,375	1.55
Turkey (Cost $410,406)
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	413,541	1.29
			413,541	1.29
United Arab Emirates (Cost $408,436)
Alpha Star Holding IX Ltd., 7.000%, 08/26/2028		200,000	204,126	0.63
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	207,375	0.65
			411,501	1.28
United States (Cost $2,397,969)
U.S. Treasury Bill, 4.165%, 10/02/2025[8]		2,415,500	2,397,841	7.45
			2,397,841	7.45

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uzbekistan (Cost $1,016,312)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	$425,650	1.32
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028[2]		200,000	204,876	0.64
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028		400,000	409,752	1.27
			1,040,278	3.23
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		12,447,500	11,176,361	34.72
			11,176,361	34.72
Vietnam (Cost $165,742)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		169,400	165,531	0.51
			165,531	0.51
Total Debt Securities (Cost $55,767,753)			31,942,948	99.23

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $28,857)
Sunac Services Holdings Ltd.[2]	HKD	106,069	$24,092	0.08
			24,092	0.08
Total Equity Securities (Cost $28,857)			24,092	0.08
Total Investments (Total Cost $55,796,610)			31,967,040	99.31
Other Assets Less Liabilities			222,503	0.69
Net Assets			$32,189,543	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $403,704 or 1.25% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Zero coupon bond.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $415,716)
MercadoLibre, Inc.*		25	$59,347	0.47
Raia Drogasil S.A.	BRL	39,900	95,982	0.77
Vale S.A.	BRL	18,400	175,668	1.41
			330,997	2.65
China (Cost $3,762,190)
Alibaba Group Holding Ltd.	HKD	28,600	421,875	3.37
ANTA Sports Products Ltd.	HKD	18,800	215,639	1.72
China International Capital Corp. Ltd., Class H2	HKD	85,200	216,764	1.73
Contemporary Amperex Technology Co. Ltd., Class A	CNY	2,700	98,472	0.79
Industrial & Commercial Bank of China Ltd., Class H	HKD	654,000	501,685	4.01
Mao Geping Cosmetics Co. Ltd., Class H	HKD	9,900	125,207	1.00
Meituan, Class B*,2	HKD	23,200	359,578	2.88
Proya Cosmetics Co. Ltd., Class A	CNY	11,000	125,222	1.00
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	4,460	143,206	1.15
Sieyuan Electric Co. Ltd., Class A	CNY	11,400	123,405	0.99
Sunresin New Materials Co. Ltd., Class A	CNY	18,800	134,561	1.08
Tencent Holdings Ltd.	HKD	15,100	1,058,516	8.47
Xiaomi Corp., Class B*,2	HKD	42,200	282,188	2.26
			3,806,318	30.45
India (Cost $1,752,149)
Apollo Hospitals Enterprise Ltd.	INR	726	61,993	0.50
Dr. Reddy’s Laboratories Ltd. ADR		11,840	168,365	1.35
FSN E-Commerce Ventures Ltd.*	INR	84,303	201,211	1.61
HDFC Bank Ltd. ADR		7,711	591,973	4.74
ICICI Bank Ltd. ADR		15,704	529,225	4.23
Reliance Industries Ltd.	INR	3,397	53,619	0.43
Reliance Industries Ltd. GDR[2]		1,300	81,701	0.65
Sun Pharmaceutical Industries Ltd.	INR	7,739	150,486	1.20
			1,838,573	14.71
Indonesia (Cost $235,374)
Bank Central Asia Tbk PT	IDR	109,000	54,371	0.43
Grab Holdings Ltd., Class A*		35,800	175,062	1.40
			229,433	1.83
Kuwait (Cost $208,007)
National Bank of Kuwait S.A.K.P.	KWD	73,388	250,569	2.00
			250,569	2.00
Mexico (Cost $211,762)
Cemex S.A.B. de C.V. ADR		8,401	73,089	0.59
GCC S.A.B. de C.V.	MXN	9,530	89,051	0.71
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	10,500	93,573	0.75
			255,713	2.05

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $176,521)
Southern Copper Corp.		1,940	$182,670	1.46
			182,670	1.46
Saudi Arabia (Cost $412,214)
Al Rajhi Bank	SAR	9,825	247,368	1.98
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	882	61,432	0.49
Saudi National Bank (The)	SAR	12,293	122,309	0.98
			431,109	3.45
South Africa (Cost $108,598)
Absa Group Ltd.	ZAR	6,212	61,269	0.49
Clicks Group Ltd.	ZAR	2,497	52,191	0.42
			113,460	0.91
South Korea (Cost $1,035,742)
Hyundai Glovis Co. Ltd.	KRW	2,117	224,264	1.79
KB Financial Group, Inc.	KRW	2,241	178,224	1.43
Samsung Biologics Co. Ltd.*,2	KRW	241	184,605	1.48
Samsung Electronics Co. Ltd.	KRW	1,361	69,577	0.56
Samsung Electronics Co. Ltd. GDR (Registered)		192	240,119	1.92
SK Hynix, Inc.	KRW	1,324	256,760	2.05
			1,153,549	9.23
Taiwan (Cost $2,675,793)
Alchip Technologies Ltd.	TWD	1,400	180,813	1.45
ASE Technology Holding Co. Ltd. ADR		16,300	154,850	1.24
Chunghwa Telecom Co. Ltd. ADR		7,097	308,010	2.46
Delta Electronics, Inc.	TWD	7,100	134,170	1.07
E Ink Holdings, Inc.	TWD	18,000	122,920	0.98
Hon Hai Precision Industry Co. Ltd.	TWD	15,000	88,894	0.71
MediaTek, Inc.	TWD	1,300	59,313	0.48
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	42,951	1,659,120	13.27
United Microelectronics Corp. ADR		23,475	160,569	1.29
Wistron Corp.	TWD	31,000	127,011	1.02
			2,995,670	23.97
United Arab Emirates (Cost $105,846)
Aldar Properties PJSC	AED	47,100	121,374	0.97
			121,374	0.97
Total Common Stocks (Cost $11,099,912)			11,709,435	93.68

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
Brazil (Cost $62,650)
Itau Unibanco Holding S.A. ADR, 3.969%[3]		10,810	$67,779	0.54
			67,779	0.54
Total Preferred Stocks (Cost $62,650)			67,779	0.54
Total Investments (Total Cost $11,162,562)			11,777,214	94.22
Other Assets Less Liabilities			722,601	5.78
Net Assets			$12,499,815	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $1,124,836 or 9.00% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2025, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	10.9%
Consumer Discretionary	10.1
Consumer Staples	3.2
Energy	1.1
Financials	23.3
Health Care	6.1
Industrials	5.0
Information Technology	28.3
Materials	5.2
Real Estate	1.0
Total Investments	94.2
Other Assets Less Liabilities	5.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $177,835)
Lojas Renner S.A.*	BRL	43,370	$126,016	2.23
TOTVS S.A.*	BRL	13,300	103,582	1.84
			229,598	4.07
China (Cost $482,443)
Atour Lifestyle Holdings Ltd. ADR		2,437	82,419	1.46
Huaming Power Equipment Co. Ltd., Class A	CNY	61,300	149,855	2.65
JNBY Design Ltd.	HKD	70,500	167,091	2.96
Proya Cosmetics Co. Ltd., Class A	CNY	8,200	93,348	1.65
Sieyuan Electric Co. Ltd., Class A	CNY	4,600	49,795	0.88
Sunresin New Materials Co. Ltd., Class A	CNY	11,398	81,581	1.45
			624,089	11.05
Hungary (Cost $89,069)
Wizz Air Holdings PLC*,2	GBP	4,726	78,398	1.39
			78,398	1.39
India (Cost $996,907)
APL Apollo Tubes Ltd.	INR	3,263	59,180	1.05
Care Ratings Ltd.	INR	6,817	131,600	2.33
CreditAccess Grameen Ltd.	INR	11,504	162,382	2.88
Eris Lifesciences Ltd.[2]	INR	4,176	85,656	1.52
International Gemmological Institute India Ltd.	INR	45,261	202,806	3.59
Medi Assist Healthcare Services Ltd.[2]	INR	29,630	179,806	3.18
Quess Corp. Ltd.[2]	INR	32,061	107,274	1.90
Tips Music Ltd.	INR	15,258	102,288	1.81
			1,030,992	18.26
Indonesia (Cost $210,617)
Bank Syariah Indonesia Tbk PT	IDR	507,700	83,345	1.47
Ciputra Development Tbk PT	IDR	1,995,600	110,490	1.96
			193,835	3.43
Malaysia (Cost $266,357)
Zetrix Ai Bhd.	MYR	1,474,897	301,527	5.34
			301,527	5.34
Mexico (Cost $311,158)
Gentera S.A.B. de C.V.	MXN	53,600	121,122	2.15
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,400	149,002	2.64
Grupo Traxion S.A.B. de C.V.*,2	MXN	93,900	82,477	1.46
			352,601	6.25
Poland (Cost $197,293)
Benefit Systems S.A.	PLN	221	199,936	3.54
LPP S.A.	PLN	11	48,775	0.87
			248,711	4.41

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (Cost $200,959)
Rasan Information Technology Co.*	SAR	4,771	$113,770	2.02
United International Transportation Co.	SAR	4,418	81,994	1.45
			195,764	3.47
South Africa (Cost $141,373)
Boxer Retail Ltd.*	ZAR	19,437	76,764	1.36
Karooooo Ltd.		2,318	105,979	1.88
			182,743	3.24
South Korea (Cost $622,023)
Classys, Inc.	KRW	1,767	73,236	1.30
Cosmax, Inc.	KRW	485	87,504	1.55
DB Insurance Co. Ltd.	KRW	1,492	137,002	2.43
Eugene Technology Co. Ltd.	KRW	4,124	131,593	2.33
Hansol Chemical Co. Ltd.	KRW	1,870	243,452	4.31
KoMiCo Ltd.	KRW	1,299	65,540	1.16
LigaChem Biosciences, Inc.*	KRW	962	92,132	1.63
			830,459	14.71
Taiwan (Cost $975,362)
Alchip Technologies Ltd.	TWD	1,000	129,152	2.29
Andes Technology Corp.*	TWD	19,000	179,183	3.17
eCloudvalley Digital Technology Co. Ltd.	TWD	28,977	77,680	1.38
Gudeng Precision Industrial Co. Ltd.	TWD	16,000	161,944	2.87
Kinik Co.	TWD	13,000	140,875	2.49
Lotes Co. Ltd.	TWD	963	45,487	0.80
Unimicron Technology Corp.	TWD	26,000	118,976	2.11
WinWay Technology Co. Ltd.	TWD	4,000	148,953	2.64
			1,002,250	17.75
United Arab Emirates (Cost $95,281)
Spinneys 1961 Holding PLC	AED	221,481	96,073	1.70
			96,073	1.70
Vietnam (Cost $205,515)
Mobile World Investment Corp.	VND	32,800	80,799	1.43
Phu Nhuan Jewelry JSC	VND	35,200	112,310	1.99
			193,109	3.42
Total Common Stocks (Cost $4,972,192)			5,560,149	98.49
Total Investments (Total Cost $4,972,192)			5,560,149	98.49
Other Assets Less Liabilities			85,149	1.51
Net Assets			$5,645,298	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $533,611 or 9.45% of net assets.
Percentages shown are based on net assets.
At July 31, 2025, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.8%
Consumer Discretionary	10.9
Consumer Staples	6.3
Financials	13.3
Health Care	7.6
Industrials	27.3
Information Technology	22.5
Materials	6.8
Real Estate	2.0
Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,980,456)
Globant S.A.*		12,950	$1,091,167	1.08
			1,091,167	1.08
Cambodia (Cost $867,985)
NagaCorp Ltd.*	HKD	1,873,263	978,004	0.97
			978,004	0.97
Canada (Cost $708,303)
Cameco Corp.		14,300	1,071,499	1.06
			1,071,499	1.06
Greece (Cost $1,347,430)
Piraeus Financial Holdings S.A.*	EUR	210,704	1,624,636	1.61
			1,624,636	1.61
Iceland (Cost $1,445,781)
Arion Banki HF2	ISK	1,342,799	1,915,184	1.90
			1,915,184	1.90
Kazakhstan (Cost $6,004,204)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		103,984	2,579,132	2.56
Kaspi.KZ JSC ADR (Registered)		42,143	3,325,083	3.30
			5,904,215	5.86
Kuwait (Cost $4,819,036)
Gulf Bank K.S.C.P.	KWD	1,881,632	2,075,973	2.06
National Bank of Kuwait S.A.K.P.	KWD	1,028,264	3,510,807	3.49
			5,586,780	5.55
Mauritius (Cost $799,943)
MCB Group Ltd.	MUR	101,685	1,013,787	1.01
			1,013,787	1.01
Morocco (Cost $4,561,571)
Akdital Holding	MAD	14,781	2,534,707	2.52
Attijariwafa Bank	MAD	40,905	3,338,010	3.31
Travaux Generaux de Construction de Casablanca S.A.	MAD	6,367	718,287	0.71
			6,591,004	6.54
Pakistan (Cost $1,629,841)
Searle (The) Co. Ltd.*	PKR	3,484,966	1,164,996	1.16
Systems Ltd.	PKR	2,409,745	1,167,249	1.16
			2,332,245	2.32
Peru (Cost $2,011,491)
Credicorp Ltd.		6,710	1,590,270	1.58
Hudbay Minerals, Inc.	CAD	104,400	968,955	0.96
			2,559,225	2.54

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Philippines (Cost $6,465,057)
Ayala Land, Inc.	PHP	2,090,300	$891,646	0.89
BDO Unibank, Inc.	PHP	1,016,673	2,478,142	2.46
Century Pacific Food, Inc.	PHP	1,441,600	910,564	0.90
GT Capital Holdings, Inc.	PHP	53,320	547,470	0.54
International Container Terminal Services, Inc.	PHP	149,270	1,142,724	1.14
SM Prime Holdings, Inc.	PHP	1,221,500	484,221	0.48
			6,454,767	6.41
Qatar (Cost $5,863,935)
Doha Bank QPSC	QAR	4,795,555	3,219,407	3.20
Qatar Gas Transport Co. Ltd.	QAR	814,883	1,075,399	1.07
Qatar National Bank QPSC	QAR	624,744	3,208,789	3.18
			7,503,595	7.45
Romania (Cost $3,540,202)
Banca Transilvania S.A.	RON	530,354	3,288,810	3.27
OMV Petrom S.A.	RON	8,694,876	1,524,930	1.51
			4,813,740	4.78
Saudi Arabia (Cost $4,123,211)
Al Babtain Power & Telecommunication Co.	SAR	84,501	1,264,215	1.26
Al Rajhi Bank	SAR	48,145	1,212,164	1.20
AlKhorayef Water & Power Technologies Co.	SAR	12,378	424,768	0.42
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	7,232	503,713	0.50
Riyadh Cables Group Co.	SAR	25,446	887,411	0.88
			4,292,271	4.26
Slovenia (Cost $1,567,787)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	81,445	3,009,359	2.99
			3,009,359	2.99
Tanzania (Cost $850,692)
Helios Towers PLC*	GBP	583,774	914,843	0.91
			914,843	0.91
United Arab Emirates (Cost $10,157,022)
Abu Dhabi Islamic Bank PJSC	AED	502,674	3,299,131	3.28
ADNOC Drilling Co. PJSC	AED	459,075	725,123	0.72
Adnoc Gas PLC	AED	788,212	712,213	0.71
Aldar Properties PJSC	AED	699,269	1,801,971	1.79
Emaar Properties PJSC	AED	728,282	3,000,305	2.98
Emirates NBD Bank PJSC	AED	250,179	1,818,184	1.80
First Abu Dhabi Bank PJSC	AED	528,062	2,579,687	2.56
			13,936,614	13.84
Vietnam (Cost $21,735,677)
Asia Commercial Bank JSC	VND	1,144,531	996,772	0.99
Bank for Foreign Trade of Vietnam JSC*	VND	789,284	1,800,698	1.79

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (continued)
FPT Corp.	VND	794,563	$3,120,797	3.10
FPT DIGITAL RETAIL JSC*	VND	251,500	1,470,912	1.46
Gemadept Corp.	VND	502,500	1,066,212	1.06
Hoa Phat Group JSC*	VND	3,531,160	3,331,755	3.31
IDICO Corp. JSC	VND	778,100	1,342,303	1.33
Imexpharm Pharmaceutical JSC	VND	233,600	458,995	0.46
Mobile World Investment Corp.	VND	666,900	1,642,841	1.63
Nam Long Investment Corp.	VND	981,700	1,536,614	1.52
Phu Nhuan Jewelry JSC	VND	238,166	759,896	0.75
Vietnam Prosperity JSC Bank	VND	3,075,000	2,997,515	2.98
Vinhomes JSC*,2	VND	906,000	3,086,186	3.06
			23,611,496	23.44
Total Common Stocks (Cost $80,479,624)			95,204,431	94.52
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	174,852	1,600,981	1.59
VinaCapital Vietnam Opportunity Fund Ltd.	GBP	179,782	1,104,818	1.10
Total Investment Companies (Cost $2,183,063)			2,705,799	2.69
Total Investments (Total Cost $82,662,687)			97,910,230	97.21
Other Assets Less Liabilities			2,808,568	2.79
Net Assets			$100,718,798	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $5,001,370 or 4.97% of net assets.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)

At July 31, 2025, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	0.9%
Consumer Discretionary	4.8
Consumer Staples	0.9
Energy	5.1
Financials	53.2
Health Care	4.6
Industrials	6.9
Information Technology	5.4
Materials	4.3
Real Estate	10.7
Utilities	0.4
Total Investments	97.2
Other Assets Less Liabilities	2.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $9,618,719)
Lojas Renner S.A.*	BRL	602,200	$1,749,747	0.87
MercadoLibre, Inc.*		800	1,899,112	0.95
Rede D’Or Sao Luiz S.A.*,2	BRL	567,113	3,291,545	1.64
TOTVS S.A.*	BRL	263,100	2,049,056	1.02
XP, Inc., Class A		110,400	1,781,856	0.89
			10,771,316	5.37
China (Cost $42,732,787)
ANTA Sports Products Ltd.	HKD	445,400	5,108,805	2.55
BYD Co. Ltd., Class H	HKD	118,000	1,735,865	0.87
Contemporary Amperex Technology Co. Ltd., Class A	CNY	107,300	3,913,356	1.95
H World Group Ltd. ADR		67,063	2,093,707	1.04
Kanzhun Ltd. ADR*		160,242	3,038,188	1.51
KE Holdings, Inc. ADR		86,689	1,596,812	0.80
Meituan, Class B*,2	HKD	148,530	2,302,073	1.15
NetEase, Inc. ADR		25,724	3,351,837	1.67
Proya Cosmetics Co. Ltd., Class A	CNY	269,300	3,065,665	1.53
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	1,100	35,320	0.02
Sieyuan Electric Co. Ltd., Class A	CNY	270,800	2,931,420	1.46
Sunresin New Materials Co. Ltd., Class A	CNY	299,464	2,143,416	1.07
Tencent Holdings Ltd.	HKD	238,100	16,690,907	8.32
Tencent Music Entertainment Group ADR		189,129	3,969,818	1.98
			51,977,189	25.92
Hong Kong (Cost $3,870,871)
AIA Group Ltd.	HKD	503,000	4,706,310	2.35
			4,706,310	2.35
Hungary (Cost $1,966,285)
Wizz Air Holdings PLC*,2	GBP	99,351	1,648,106	0.82
			1,648,106	0.82
India (Cost $19,587,898)
Apollo Hospitals Enterprise Ltd.	INR	23,700	2,023,741	1.01
CreditAccess Grameen Ltd.	INR	115,757	1,633,938	0.81
HDFC Bank Ltd. ADR		103,583	7,952,067	3.96
InterGlobe Aviation Ltd.*,2	INR	35,746	2,402,603	1.20
International Gemmological Institute India Ltd.	INR	589,374	2,640,876	1.32
Mahindra & Mahindra Ltd. GDR		54,909	1,980,453	0.99
Marico Ltd.	INR	173,570	1,399,916	0.70
PB Fintech Ltd.*	INR	99,327	2,047,982	1.02
			22,081,576	11.01
Indonesia (Cost $5,925,341)
Bank Mandiri Persero Tbk PT	IDR	6,422,300	1,736,447	0.87

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Indonesia (continued)
Grab Holdings Ltd., Class A*		891,100	$4,357,479	2.17
			6,093,926	3.04
Kazakhstan (Cost $3,600,680)
Kaspi.KZ JSC ADR (Registered)		35,426	2,795,111	1.39
			2,795,111	1.39
Malaysia (Cost $1,551,280)
Zetrix Ai Bhd.	MYR	8,549,406	1,747,837	0.87
			1,747,837	0.87
Mexico (Cost $9,945,859)
Gentera S.A.B. de C.V.	MXN	969,000	2,189,688	1.09
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		14,500	1,543,235	0.77
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	88,320	2,028,996	1.01
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	314,400	2,801,851	1.40
Wal-Mart de Mexico S.A.B. de C.V.	MXN	817,100	2,408,637	1.20
			10,972,407	5.47
Poland (Cost $1,621,410)
LPP S.A.	PLN	400	1,773,642	0.89
			1,773,642	0.89
South Africa (Cost $1,871,456)
Boxer Retail Ltd.*	ZAR	524,126	2,069,978	1.03
			2,069,978	1.03
South Korea (Cost $21,043,302)
Classys, Inc.	KRW	40,679	1,686,004	0.84
DB Insurance Co. Ltd.	KRW	35,874	3,294,105	1.64
Eugene Technology Co. Ltd.	KRW	61,356	1,957,818	0.98
Hansol Chemical Co. Ltd.	KRW	32,219	4,194,535	2.09
Kolmar Korea Co. Ltd.*	KRW	26,924	1,887,250	0.94
KoMiCo Ltd.	KRW	28,407	1,433,252	0.72
Samsung C&T Corp.	KRW	16,766	2,025,520	1.01
Samsung Electro-Mechanics Co.Ltd.	KRW	14,385	1,542,435	0.77
SK Hynix, Inc.	KRW	32,354	6,274,316	3.13
SK Square Co. Ltd.*	KRW	13,874	1,509,955	0.75
			25,805,190	12.87
Taiwan (Cost $37,424,718)
Alchip Technologies Ltd.	TWD	33,667	4,348,156	2.17
Andes Technology Corp.*	TWD	137,000	1,292,007	0.64
Chroma ATE, Inc.	TWD	245,000	3,515,963	1.75
E Ink Holdings, Inc.	TWD	651,000	4,445,624	2.22
Elite Material Co. Ltd.	TWD	62,000	2,281,884	1.14
Gudeng Precision Industrial Co. Ltd.	TWD	181,000	1,831,990	0.91
Lotes Co. Ltd.	TWD	27,000	1,275,329	0.64

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
MediaTek, Inc.	TWD	53,000	$2,418,135	1.21
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	637,000	24,606,166	12.27
Unimicron Technology Corp.	TWD	524,000	2,397,827	1.20
			48,413,081	24.15
United Arab Emirates (Cost $5,181,194)
Abu Dhabi Islamic Bank PJSC	AED	284,827	1,869,366	0.93
Aldar Properties PJSC	AED	870,363	2,242,869	1.12
Talabat Holding PLC	AED	5,751,585	1,962,730	0.98
			6,074,965	3.03
Vietnam (Cost $2,018,600)
Mobile World Investment Corp.	VND	752,900	1,854,693	0.93
			1,854,693	0.93
Total Common Stocks (Cost $167,960,400)			198,785,327	99.14
Total Investments (Total Cost $167,960,400)			198,785,327	99.14
Other Assets Less Liabilities			1,723,202	0.86
Net Assets			$200,508,529	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $9,644,327 or 4.81% of net assets.
Percentages shown are based on net assets.
At July 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	12.0%
Consumer Discretionary	11.2
Consumer Staples	5.4
Financials	16.4
Health Care	3.5
Industrials	14.8
Information Technology	30.7
Materials	3.2
Real Estate	1.9
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $867,938)
Lojas Renner S.A.*	BRL	42,380	$123,139	0.88
MercadoLibre, Inc.*		80	189,911	1.36
Raia Drogasil S.A.	BRL	56,100	134,951	0.96
Rede D’Or Sao Luiz S.A.*,2	BRL	48,857	283,568	2.03
TOTVS S.A.*	BRL	22,400	174,454	1.25
			906,023	6.48
China (Cost $3,124,729)
ANTA Sports Products Ltd.	HKD	36,000	412,925	2.96
BYD Co. Ltd., Class H	HKD	13,500	198,595	1.42
Contemporary Amperex Technology Co. Ltd., Class A	CNY	11,300	412,124	2.95
Kanzhun Ltd. ADR*		15,064	285,613	2.04
KE Holdings, Inc. ADR		8,640	159,149	1.14
Proya Cosmetics Co. Ltd., Class A	CNY	26,200	298,256	2.13
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	5,800	186,232	1.33
Sieyuan Electric Co. Ltd., Class A	CNY	26,500	286,864	2.05
Sunresin New Materials Co. Ltd., Class A	CNY	31,450	225,104	1.61
Tencent Holdings Ltd.	HKD	17,400	1,219,747	8.73
			3,684,609	26.36
Hong Kong (Cost $342,476)
AIA Group Ltd.	HKD	40,000	374,259	2.68
			374,259	2.68
India (Cost $1,268,064)
Apollo Hospitals Enterprise Ltd.	INR	2,349	200,581	1.44
CreditAccess Grameen Ltd.	INR	12,705	179,334	1.28
HDFC Bank Ltd. ADR		8,337	640,031	4.58
Mahindra & Mahindra Ltd. GDR		5,810	209,555	1.50
Marico Ltd.	INR	14,930	120,417	0.86
PB Fintech Ltd.*	INR	10,708	220,784	1.58
			1,570,702	11.24
Indonesia (Cost $462,172)
Bank Mandiri Persero Tbk PT	IDR	495,400	133,945	0.96
Grab Holdings Ltd., Class A*		73,500	359,415	2.57
			493,360	3.53
Kazakhstan (Cost $211,940)
Kaspi.KZ JSC ADR (Registered)		2,479	195,593	1.40
			195,593	1.40
Malaysia (Cost $164,826)
Zetrix Ai Bhd.	MYR	917,806	187,636	1.34
			187,636	1.34

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $634,487)
Gentera S.A.B. de C.V.	MXN	96,200	$217,387	1.56
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	34,400	306,564	2.19
Wal-Mart de Mexico S.A.B. de C.V.	MXN	62,500	184,236	1.32
			708,187	5.07
Poland (Cost $211,694)
Benefit Systems S.A.	PLN	254	229,791	1.64
			229,791	1.64
South Africa (Cost $196,378)
Boxer Retail Ltd.*	ZAR	55,380	218,717	1.57
			218,717	1.57
South Korea (Cost $870,120)
DB Insurance Co. Ltd.	KRW	3,675	337,455	2.41
Eugene Technology Co. Ltd.	KRW	8,026	256,103	1.83
SK Hynix, Inc.	KRW	2,656	515,070	3.69
SK Square Co. Ltd.*	KRW	1,596	173,698	1.24
			1,282,326	9.17
Taiwan (Cost $2,264,672)
Alchip Technologies Ltd.	TWD	2,500	322,880	2.31
Chroma ATE, Inc.	TWD	17,000	243,965	1.74
E Ink Holdings, Inc.	TWD	65,000	443,880	3.18
Gudeng Precision Industrial Co. Ltd.	TWD	19,000	192,308	1.38
MediaTek, Inc.	TWD	8,000	365,001	2.61
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	51,000	1,970,038	14.09
			3,538,072	25.31
United Arab Emirates (Cost $142,909)
Abu Dhabi Islamic Bank PJSC	AED	40,938	268,683	1.92
			268,683	1.92
Vietnam (Cost $213,829)
Mobile World Investment Corp.	VND	79,600	196,087	1.40
			196,087	1.40
Total Common Stocks (Cost $10,976,234)			13,854,045	99.11
Total Investments (Total Cost $10,976,234)			13,854,045	99.11
Other Assets Less Liabilities			124,187	0.89
Net Assets			$13,978,232	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $283,568 or 2.03% of net assets.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
Percentages shown are based on net assets.
At July 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	8.7%
Consumer Discretionary	9.5
Consumer Staples	6.8
Financials	20.6
Health Care	4.8
Industrials	13.9
Information Technology	32.1
Materials	1.6
Real Estate	1.1
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $386,167)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$186,438	0.91
Angola (Rep of), 9.125%, 11/26/2049		250,000	197,890	0.97
			384,328	1.88
Argentina (Cost $367,511)
Argentina (Rep of), 1.000%, 07/09/2029		99,200	80,236	0.39
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		275,020	211,368	1.04
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		262,666	172,466	0.84
Argentina (Rep of), 5.000%, 01/09/2038[2]		145,000	101,146	0.50
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		134,000	81,338	0.40
			646,554	3.17
Azerbaijan (Cost $200,878)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	201,672	0.99
			201,672	0.99
Bahrain (Cost $400,590)
Bahrain (Rep of), 5.625%, 09/30/2031		200,000	192,824	0.95
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	212,102	1.04
			404,926	1.99
Brazil (Cost $378,740)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	17,152	0.08
Brazil (Rep of), 6.125%, 03/15/2034		200,000	197,900	0.97
Brazil (Rep of), 5.000%, 01/27/2045		200,000	150,600	0.74
			365,652	1.79
Bulgaria (Cost $11,557)
Bulgaria (Rep of), 5.000%, 03/05/2037		12,000	11,693	0.06
			11,693	0.06
Chile (Cost $874,389)
Chile (Rep of), 3.100%, 05/07/2041		200,000	147,700	0.72
Chile (Rep of), 3.100%, 01/22/2061		400,000	240,776	1.18
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	149,800	0.74
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	271,350	1.33
			809,626	3.97
Colombia (Cost $257,702)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	97,357	0.48
Colombia (Rep of), 5.625%, 02/26/2044		200,000	151,880	0.74
			249,237	1.22

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Costa Rica (Cost $177,736)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	$179,312	0.88
			179,312	0.88
Dominican Republic (Cost $546,971)
Dominican (Rep of), 4.875%, 09/23/2032		225,000	207,920	1.02
Dominican (Rep of), 5.300%, 01/21/2041		150,000	130,200	0.64
Dominican (Rep of), 5.875%, 01/30/2060		282,000	237,726	1.16
			575,846	2.82
Ecuador (Cost $111,514)
Ecuador (Rep of), 6.900%, 07/31/2035[2]		124,000	92,256	0.45
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		155,000	96,536	0.48
			188,792	0.93
Egypt (Cost $565,189)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	202,200	0.99
Egypt (Rep of), 8.500%, 01/31/2047		200,000	163,235	0.80
Egypt (Rep of), 8.700%, 03/01/2049		200,000	164,812	0.81
Egypt (Rep of), 8.875%, 05/29/2050		200,000	167,190	0.82
			697,437	3.42
El Salvador (Cost $36,829)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	45,003	0.22
			45,003	0.22
Ghana (Cost $435,815)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		12,800	12,288	0.06
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		193,600	183,436	0.90
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		35,562	29,517	0.14
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2]		3,000	2,406	0.01
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		278,400	223,294	1.10
			450,941	2.21
Guatemala (Cost $204,816)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	204,771	1.00
			204,771	1.00
Hungary (Cost $498,715)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	166,987	0.82
Hungary (Rep of), 3.125%, 09/21/2051		200,000	120,126	0.59
Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027		200,000	204,508	1.00
			491,621	2.41
Indonesia (Cost $859,025)
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	111,200	0.55
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	122,100	0.60

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	$162,000	0.79
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	199,250	0.98
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	208,820	1.02
			803,370	3.94
Ivory Coast (Cost $585,881)
Ivory Coast (Rep of), 6.375%, 03/03/2028		200,000	201,250	0.99
Ivory Coast (Rep of), 7.625%, 01/30/2033		207,000	207,207	1.01
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	184,800	0.91
			593,257	2.91
Kazakhstan (Cost $431,494)
Kazakhstan (Rep of), 4.714%, 04/09/2035[3]		217,000	210,102	1.03
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	215,520	1.06
			425,622	2.09
Malaysia (Cost $431,502)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	175,182	0.86
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	240,124	1.18
			415,306	2.04
Mexico (Cost $1,648,174)
Mexico (Rep of), 5.400%, 02/09/2028		200,000	202,850	0.99
Mexico (Rep of), 4.750%, 03/08/2044		62,000	48,980	0.24
Mexico (Rep of), 5.550%, 01/21/2045		64,000	57,220	0.28
Mexico (Rep of), 3.771%, 05/24/2061		200,000	117,350	0.58
Mexico (Rep of), 3.750%, 04/19/2071		200,000	112,750	0.55
Mexico (Rep of), 5.750%, 10/12/2110		76,000	60,116	0.30
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	106,281	0.52
Petroleos Mexicanos, 6.700%, 02/16/2032		66,000	62,700	0.31
Petroleos Mexicanos, 6.750%, 09/21/2047		277,000	213,705	1.05
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	74,972	0.37
Petroleos Mexicanos, 7.690%, 01/23/2050		322,000	271,704	1.33
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	322,529	1.58
			1,651,157	8.10
Mongolia (Cost $168,719)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	176,850	0.87
			176,850	0.87
Morocco (Cost $206,265)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	211,566	1.04
			211,566	1.04
Nigeria (Cost $642,540)
Nigeria (Rep of), 6.500%, 11/28/2027		200,000	199,000	0.97
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	177,376	0.87

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (continued)
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	$329,694	1.62
			706,070	3.46
Oman (Cost $596,654)
Oman (Rep of), 4.750%, 06/15/2026		200,000	199,640	0.98
Oman (Rep of), 6.750%, 10/28/2027		200,000	208,784	1.03
Oman (Rep of), 6.500%, 03/08/2047		200,000	210,800	1.03
			619,224	3.04
Pakistan (Cost $163,303)
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	173,000	0.85
			173,000	0.85
Panama (Cost $500,352)
Panama (Rep of), 7.125%, 01/29/2026		100,000	100,937	0.50
Panama (Rep of), 8.875%, 09/30/2027		49,000	53,013	0.26
Panama (Rep of), 9.375%, 04/01/2029		63,000	70,749	0.35
Panama (Rep of), 3.160%, 01/23/2030		200,000	180,400	0.88
Panama (Rep of), 6.700%, 01/26/2036		88,000	88,237	0.43
			493,336	2.42
Paraguay (Cost $194,050)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	204,600	1.00
			204,600	1.00
Peru (Cost $659,970)
Peru (Rep of), 8.750%, 11/21/2033		149,000	182,197	0.89
Peru (Rep of), 5.375%, 02/08/2035		52,000	51,844	0.25
Peru (Rep of), 3.300%, 03/11/2041		144,000	107,316	0.53
Peru (Rep of), 2.780%, 12/01/2060		207,000	109,503	0.54
Peru (Rep of), 3.230%, 07/28/2121		53,000	27,958	0.14
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	156,429	0.77
			635,247	3.12
Philippines (Cost $526,630)
Philippines (Rep of), 9.500%, 02/02/2030		105,000	126,525	0.62
Philippines (Rep of), 7.750%, 01/14/2031		100,000	115,500	0.57
Philippines (Rep of), 6.375%, 10/23/2034		100,000	110,200	0.54
Philippines (Rep of), 3.950%, 01/20/2040		200,000	173,100	0.85
			525,325	2.58
Poland (Cost $504,705)
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	206,886	1.01
Poland (Rep of), 5.500%, 11/16/2027		15,000	15,448	0.08
Poland (Rep of), 4.875%, 10/04/2033		72,000	71,604	0.35
Poland (Rep of), 5.125%, 09/18/2034		76,000	76,327	0.37
Poland (Rep of), 5.500%, 04/04/2053		43,000	40,216	0.20

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 5.500%, 03/18/2054		96,000	$89,640	0.44
			500,121	2.45
Qatar (Cost $155,900)
QatarEnergy, 3.125%, 07/12/2041		200,000	149,000	0.73
			149,000	0.73
Romania (Cost $530,243)
Romania (Rep of), 6.625%, 02/17/2028		52,000	53,885	0.26
Romania (Rep of), 5.875%, 01/30/2029		108,000	109,638	0.54
Romania (Rep of), 3.000%, 02/14/2031		30,000	26,156	0.13
Romania (Rep of), 3.625%, 03/27/2032		44,000	38,431	0.19
Romania (Rep of), 7.125%, 01/17/2033		36,000	38,171	0.19
Romania (Rep of), 6.000%, 05/25/2034		32,000	31,132	0.15
Romania (Rep of), 5.750%, 03/24/2035[3]		38,000	35,948	0.17
Romania (Rep of), 5.750%, 03/24/2035		32,000	30,272	0.15
Romania (Rep of), 7.500%, 02/10/2037[3]		82,000	87,023	0.43
Romania (Rep of), 6.125%, 01/22/2044		42,000	38,552	0.19
Romania (Rep of), 4.000%, 02/14/2051		64,000	41,418	0.20
			530,626	2.60
Saudi Arabia (Cost $701,149)
Saudi (Rep of), 5.000%, 01/16/2034		325,000	325,908	1.60
Saudi (Rep of), 5.000%, 04/17/2049		200,000	175,077	0.86
Suci Second Investment Co., 4.375%, 09/10/2027		200,000	199,025	0.97
			700,010	3.43
South Africa (Cost $526,138)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	193,317	0.95
South Africa (Rep of), 5.875%, 04/20/2032		200,000	195,200	0.96
South Africa (Rep of), 5.750%, 09/30/2049		200,000	149,606	0.73
			538,123	2.64
Turkey (Cost $779,829)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	214,987	1.05
Turkey (Rep of), 7.250%, 05/29/2032		200,000	203,500	1.00
Turkey (Rep of), 6.500%, 01/03/2035		200,000	191,400	0.94
Turkey (Rep of), 4.875%, 04/16/2043		238,000	170,839	0.84
			780,726	3.83
Ukraine (Cost $245,415)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		10,246	4,841	0.02
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		38,290	14,454	0.07
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[2,3]		214,378	110,405	0.54
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		32,358	15,289	0.08

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[2,3]		133,654	$68,498	0.34
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		26,964	12,741	0.06
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[2,3]		77,551	39,163	0.19
			265,391	1.30
United Arab Emirates (Cost $857,447)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		400,000	275,088	1.35
Abu Dhabi Developmental Holding Co. PJSC, 5.250%, 10/02/2054[3]		200,000	188,312	0.92
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	345,657	1.70
			809,057	3.97
United States (Cost $480,292)
U.S. Treasury Bill, 4.161%, 10/02/2025[5]		483,800	480,263	2.35
			480,263	2.35
Uruguay (Cost $667,752)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	121,673	0.60
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	73,500	0.36
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	89,175	0.44
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	52,576	0.26
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	61,439	0.30
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	120,423	0.59
Uruguay (Rep of), 5.250%, 09/10/2060		125,454	113,097	0.55
			631,883	3.10
Uzbekistan (Cost $216,327)
Uzbekistan (Rep of), 5.375%, 02/20/2029		220,000	216,776	1.06
			216,776	1.06
Venezuela (Cost $923,434)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	376,212	1.85
Venezuela (Rep of), 11.750%, 10/21/2026[7]		865,000	188,138	0.92
Venezuela (Rep of), 9.250%, 09/15/2027[7]		1,155,000	251,212	1.23
Venezuela (Rep of), 11.950%, 08/05/2031[7]		974,000	199,670	0.98
			1,015,232	4.98

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $31,490)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		35,353	$32,764	0.16
			32,764	0.16
Total Debt Securities (Cost $19,689,799)			20,191,313	99.02
Total Investments in Securities (Cost $19,689,799)			20,191,313	99.02
Total Investments (Total Cost $19,689,799)			20,191,313	99.02
Other Assets Less Liabilities			200,497	0.98
Net Assets			$20,391,810	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2025 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $1,235,311 or 6.06% of net assets.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
At July 31, 2025, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2025	Barclays	Czech Koruna	2,152,627	United States Dollar	102,000	$(1,801)
10/31/2025	Morgan Stanley	Czech Koruna	2,112,937	United States Dollar	100,649	(2,298)
10/31/2025	Morgan Stanley	Hungarian Forint	34,200,660	United States Dollar	99,611	(2,504)
10/31/2025	Morgan Stanley	Polish Zloty	365,838	United States Dollar	101,000	(3,516)
Subtotal Depreciation						(10,119)
Total						$(10,119)

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
At July 31, 2025, the Ashmore Emerging Markets Debt Fund had the following centrally cleared credit default swaps - buy protection outstanding:
Reference Obligation	Fixed Deal Pay Rate		Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
Markit CDX Emerging Market Index Series 43 (Pay Quarterly)	1.000%	USD	1,600,000	06/20/2030	$35,224	$39,301	$(4,077)
					$35,224	$39,301	$(4,077)
**Includes cumulative appreciation/depreciation on centrally cleared credit default swap agreements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $578,383)
Lojas Renner S.A.*	BRL	32,720	$95,071	1.16
MercadoLibre, Inc.*		45	106,825	1.30
Raia Drogasil S.A.	BRL	25,100	60,379	0.73
Rede D’Or Sao Luiz S.A.*,2	BRL	30,400	176,443	2.14
TOTVS S.A.*	BRL	14,300	111,370	1.35
XP, Inc., Class A		6,000	96,840	1.18
			646,928	7.86
Hungary (Cost $94,651)
Wizz Air Holdings PLC*,2	GBP	5,129	85,084	1.03
			85,084	1.03
India (Cost $1,095,422)
Apollo Hospitals Enterprise Ltd.	INR	1,303	111,263	1.35
CreditAccess Grameen Ltd.	INR	8,927	126,007	1.53
HDFC Bank Ltd. ADR		5,256	403,503	4.90
InterGlobe Aviation Ltd.*,2	INR	1,860	125,016	1.52
International Gemmological Institute India Ltd.	INR	28,277	126,704	1.54
Mahindra & Mahindra Ltd. GDR		3,459	124,759	1.52
Marico Ltd.	INR	11,158	89,994	1.09
PB Fintech Ltd.*	INR	5,137	105,918	1.29
			1,213,164	14.74
Indonesia (Cost $317,730)
Bank Mandiri Persero Tbk PT	IDR	395,800	107,015	1.30
Grab Holdings Ltd., Class A*		44,700	218,583	2.65
			325,598	3.95
Kazakhstan (Cost $152,807)
Kaspi.KZ JSC ADR (Registered)		1,448	114,247	1.39
			114,247	1.39
Malaysia (Cost $108,133)
Zetrix Ai Bhd.	MYR	457,200	93,470	1.14
			93,470	1.14
Mexico (Cost $523,911)
Gentera S.A.B. de C.V.	MXN	58,100	131,291	1.59
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		800	85,144	1.03
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	4,720	108,434	1.32
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	18,300	163,085	1.98
Wal-Mart de Mexico S.A.B. de C.V.	MXN	37,000	109,068	1.33
			597,022	7.25
Poland (Cost $105,647)
LPP S.A.	PLN	26	115,287	1.40
			115,287	1.40

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (Cost $83,316)
Rasan Information Technology Co.*	SAR	3,717	$88,636	1.08
			88,636	1.08
South Africa (Cost $110,844)
Boxer Retail Ltd.*	ZAR	32,106	126,799	1.54
			126,799	1.54
South Korea (Cost $1,219,267)
Classys, Inc.	KRW	2,576	106,766	1.30
DB Insurance Co. Ltd.	KRW	1,982	181,996	2.21
Eugene Technology Co. Ltd.	KRW	2,063	65,829	0.80
Hansol Chemical Co. Ltd.	KRW	2,034	264,803	3.22
Kolmar Korea Co. Ltd.*	KRW	1,475	103,391	1.25
KoMiCo Ltd.	KRW	1,190	60,040	0.73
Samsung C&T Corp.	KRW	1,027	124,073	1.51
Samsung Electro-Mechanics Co.Ltd.	KRW	840	90,069	1.09
SK Hynix, Inc.	KRW	1,135	220,107	2.67
SK Square Co. Ltd.*	KRW	2,331	253,691	3.08
			1,470,765	17.86
Taiwan (Cost $2,154,575)
Alchip Technologies Ltd.	TWD	1,444	186,495	2.26
Chroma ATE, Inc.	TWD	9,000	129,158	1.57
Delta Electronics, Inc.	TWD	2,931	55,388	0.67
E Ink Holdings, Inc.	TWD	38,000	259,499	3.15
Elite Material Co. Ltd.	TWD	3,000	110,414	1.34
Gudeng Precision Industrial Co. Ltd.	TWD	9,000	91,093	1.11
Kinik Co.	TWD	10,000	108,365	1.32
Lotes Co. Ltd.	TWD	2,000	94,469	1.15
MediaTek, Inc.	TWD	4,000	182,501	2.22
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	33,000	1,274,731	15.48
Unimicron Technology Corp.	TWD	27,000	123,552	1.50
			2,615,665	31.77
United Arab Emirates (Cost $327,630)
Abu Dhabi Islamic Bank PJSC	AED	31,202	204,784	2.49
Aldar Properties PJSC	AED	50,156	129,249	1.57
Talabat Holding PLC	AED	340,042	116,039	1.41
			450,072	5.47

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $127,014)
Mobile World Investment Corp.	VND	47,300	$116,519	1.41
			116,519	1.41
Total Common Stocks (Cost $6,999,330)			8,059,256	97.89
Total Investments (Total Cost $6,999,330)			8,059,256	97.89
Other Assets Less Liabilities			173,472	2.11
Net Assets			$8,232,728	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2025, these securities had a total value of $386,543 or 4.70% of net assets.
Percentages shown are based on net assets.
At July 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	8.2%
Consumer Staples	6.0
Financials	20.9
Health Care	4.8
Industrials	16.1
Information Technology	37.1
Materials	3.2
Real Estate	1.6
Total Investments	97.9
Other Assets Less Liabilities	2.1
Net Assets	100.0%